The Income Fund of America®
Investment portfolio
October 31, 2023
unaudited

Common stocks 69.74% Financials 10.72%	Shares	Value (000)
JPMorgan Chase & Co.	13,893,066	$1,931,970
CME Group, Inc., Class A	8,586,675	1,832,912
Goldman Sachs Group, Inc.	2,170,500	658,986
Zurich Insurance Group AG	1,328,994	629,688
Brookfield Asset Management, Ltd., Class A	18,966,109	543,758
Ares Management Corp., Class A	4,990,000	491,964
Apollo Asset Management, Inc.	5,915,679	458,110
BlackRock, Inc.	686,784	420,504
Carlyle Group, Inc. (The)	13,610,386	374,830
Morgan Stanley	4,691,814	332,274
Synchrony Financial	11,302,951	317,048
Blackstone, Inc.	3,087,600	285,140
Fifth Third Bancorp	11,658,115	276,414
Power Corporation of Canada, subordinate voting shares	9,625,253	231,895
Progressive Corp.	1,315,000	207,888
DBS Group Holdings, Ltd.	8,413,300	202,289
Toronto-Dominion Bank (The) (CAD denominated)	3,255,834	181,862
T&D Holdings, Inc. (Japan)	9,797,700	173,919
B3 SA - Brasil, Bolsa, Balcao	78,456,000	172,730
American International Group, Inc.	2,796,400	171,447
ING Groep NV	12,861,933	164,926
Qualitas Controladora, SAB de CV1	15,535,502	128,315
Banco Bilbao Vizcaya Argentaria, SA	16,232,000	127,498
Franklin Resources, Inc.	5,553,503	126,564
DNB Bank ASA	6,513,748	117,457
Manulife Financial Corp.	6,082,200	105,877
Tokio Marine Holdings, Inc.	4,356,100	97,095
3i Group PLC	4,110,000	97,078
Principal Financial Group, Inc.	1,200,000	81,216
Macquarie Group, Ltd.	725,432	74,812
Bank Leumi Le Israel BM	11,232,000	72,254
Postal Savings Bank of China Co., Ltd., Class H	152,802,935	69,682
Citigroup, Inc.	1,700,000	67,133
Islandsbanki hf.	84,812,711	62,726
ABN AMRO Bank NV	4,539,930	60,990
Mizuho Financial Group, Inc.	3,584,300	60,934
National Bank of Canada	975,000	60,620
Münchener Rückversicherungs-Gesellschaft AG	146,257	58,566
AXA SA	1,505,000	44,665
Fidelity National Information Services, Inc.	900,000	44,199
Great-West Lifeco, Inc.	1,400,900	38,812
Canadian Imperial Bank of Commerce (CAD denominated)	1,086,447	38,318
ICICI Securities, Ltd.	4,067,961	31,234
China Merchants Bank Co., Ltd., Class A	7,300,600	30,717
BB Seguridade Participações SA	3,300,000	20,133
TISCO Financial Group PCL, foreign registered shares	3,854,900	10,270
The Income Fund of America — Page 1 of 60

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
KKR & Co., Inc.	164,019	$9,087
Brookfield Corp., Class A	207,530	6,050
Sberbank of Russia PJSC[2]	25,683,200	— [3]
		11,802,856
Consumer staples 10.15%
Philip Morris International, Inc.	37,510,693	3,344,453
Altria Group, Inc.	25,487,294	1,023,825
Procter & Gamble Co.	5,479,989	822,163
General Mills, Inc.	9,450,081	616,523
Target Corp.	5,023,800	556,587
Nestlé SA	4,926,666	531,508
PepsiCo, Inc.	2,890,704	471,994
Coca-Cola Co.	8,333,900	470,782
Bunge, Ltd.	4,263,175	451,811
British American Tobacco PLC	12,782,000	381,461
Kraft Heinz Co.	10,747,842	338,127
Kenvue, Inc.	17,311,729	321,998
Keurig Dr Pepper, Inc.	9,734,164	295,237
Pernod Ricard SA	1,460,348	259,649
Kimberly-Clark Corp.	1,585,000	189,629
Imperial Brands PLC	8,645,857	184,349
Walgreens Boots Alliance, Inc.	8,694,810	183,287
Diageo PLC	4,498,378	170,467
Archer Daniels Midland Co.	2,078,000	148,723
Mondelez International, Inc.	2,110,457	139,733
Conagra Brands, Inc.	4,527,100	123,862
Tyson Foods, Inc., Class A	1,904,693	88,283
Scandinavian Tobacco Group A/S	2,878,531	42,685
Viva Wine Group AB1,4	4,500,000	12,894
		11,170,030
Health care 10.14%
Gilead Sciences, Inc.	34,435,334	2,704,551
Pfizer, Inc.	46,837,000	1,431,339
AstraZeneca PLC	10,792,800	1,349,054
CVS Health Corp.	19,246,159	1,328,178
Sanofi	9,018,828	823,118
AbbVie, Inc.	5,781,742	816,266
Merck & Co., Inc.	7,251,932	744,773
Novartis AG	4,080,000	380,903
Roche Holding AG, nonvoting non-registered shares	1,422,712	367,554
Johnson & Johnson	2,299,207	341,064
Medtronic PLC	4,355,166	307,301
Takeda Pharmaceutical Co., Ltd.	10,901,308	295,649
Danaher Corp.	525,510	100,908
Rotech Healthcare, Inc.[2,4,5,6]	543,172	57,033
GSK PLC	2,843,500	50,587
Becton, Dickinson and Co.	170,336	43,058
Sandoz Group AG5	816,000	21,215
		11,162,551
The Income Fund of America — Page 2 of 60

unaudited
Common stocks (continued) Energy 6.97%	Shares	Value (000)
EOG Resources, Inc.	9,136,967	$1,153,542
ConocoPhillips	8,656,430	1,028,384
Exxon Mobil Corp.	9,637,737	1,020,155
TotalEnergies SE	14,224,460	952,661
Canadian Natural Resources, Ltd. (CAD denominated)	13,942,915	885,389
Chevron Corp.	5,145,386	749,837
Tourmaline Oil Corp.	11,841,220	626,152
TC Energy Corp. (CAD denominated)	12,028,777	414,274
Baker Hughes Co., Class A	5,310,000	182,770
Coterra Energy, Inc.	5,964,000	164,010
Enbridge, Inc.	5,000,000	160,200
HF Sinclair Corp.	1,780,000	98,576
Chesapeake Energy Corp.[1]	797,242	68,627
Shell PLC (GBP denominated)	2,000,000	64,277
Diamondback Energy, Inc.	350,000	56,112
Ascent Resources - Utica, LLC, Class A2,6	1,102,146	37,473
Altera Infrastructure, LP2,5	80,900	6,120
California Resources Corp.	104,121	5,476
Mesquite Energy, Inc.[2,5]	25,913	1,098
Bighorn Permian Resources, LLC[2]	17,183	— [3]
		7,675,133
Information technology 6.37%
Broadcom, Inc.	3,266,450	2,748,293
Microsoft Corp.	5,047,730	1,706,688
Taiwan Semiconductor Manufacturing Co., Ltd.	59,220,300	975,691
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,543,000	133,177
Texas Instruments, Inc.	3,356,807	476,700
QUALCOMM, Inc.	2,682,452	292,360
MediaTek, Inc.	9,912,000	261,150
Seagate Technology Holdings PLC	2,889,148	197,184
Tokyo Electron, Ltd.	738,000	99,131
Diebold Nixdorf, Inc.[4,5,7]	4,465,433	80,516
GlobalWafers Co., Ltd.	2,423,000	35,722
		7,006,612
Industrials 6.33%
Lockheed Martin Corp.	3,734,154	1,697,696
BAE Systems PLC	122,935,949	1,650,467
RTX Corp.	4,746,411	386,310
United Parcel Service, Inc., Class B	2,500,000	353,125
Norfolk Southern Corp.	1,573,453	300,199
Siemens AG	2,266,320	299,679
General Dynamics Corp.	1,000,000	241,310
Caterpillar, Inc.	997,810	225,555
Cummins, Inc.	1,000,000	216,300
Watsco, Inc.	608,300	212,230
L3Harris Technologies, Inc.	1,087,438	195,097
SGS SA	2,276,937	185,768
Emerson Electric Co.	2,025,800	180,235
ManpowerGroup, Inc.	2,157,832	150,984
Kone OYJ, Class B	3,000,000	130,000
Bureau Veritas SA	3,782,527	86,177
Singapore Technologies Engineering, Ltd.	23,766,500	65,285
Ventia Services Group Pty, Ltd.	34,829,353	61,434
The Income Fund of America — Page 3 of 60

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ITOCHU Corp.	1,500,000	$54,045
DHL Group	1,363,553	52,997
Fluidra, SA, non-registered shares	3,000,000	52,819
Aena S.M.E, SA, non-registered shares	334,084	48,416
SITC International Holdings Co., Ltd.	23,782,000	36,756
Valmet OYJ	1,356,000	30,464
Inwido AB	2,500,000	25,512
Regal Rexnord Corp.	134,000	15,867
Veralto Corp.[5]	175,170	12,087
Illinois Tool Works, Inc.	1,072	240
		6,967,054
Real estate 4.56%
VICI Properties, Inc. REIT	34,478,039	961,937
Crown Castle, Inc. REIT	6,832,976	635,330
Iron Mountain, Inc. REIT	10,191,122	601,990
Public Storage REIT	2,363,933	564,294
Extra Space Storage, Inc. REIT	5,067,386	524,930
Gaming and Leisure Properties, Inc. REIT	10,464,453	474,982
Prologis, Inc. REIT	2,197,500	221,398
Regency Centers Corp. REIT	3,200,700	192,874
Federal Realty Investment Trust REIT	2,100,000	191,499
Boston Properties, Inc. REIT	3,500,000	187,495
Lamar Advertising Co. REIT, Class A	2,003,322	164,813
American Tower Corp. REIT	701,497	125,000
CTP NV	4,250,000	62,091
Kimco Realty Corp. REIT	3,048,000	54,681
Safestore Holdings PLC	6,000,000	49,892
Selvaag Bolig ASA	1,912,218	4,553
		5,017,759
Consumer discretionary 4.32%
Home Depot, Inc.	5,078,734	1,445,865
Restaurant Brands International, Inc.[1]	12,554,067	843,633
Darden Restaurants, Inc.	5,647,758	821,918
Industria de Diseño Textil, SA	20,279,382	700,487
Starbucks Corp.	2,900,274	267,521
Kering SA	563,703	227,985
Domino’s Pizza Group PLC[4]	30,671,123	128,188
Compagnie Financière Richemont SA, Class A	725,793	85,696
Hasbro, Inc.	1,305,145	58,927
Midea Group Co., Ltd., Class A	7,780,490	56,304
Kindred Group PLC (SDR)	6,552,000	53,609
Puuilo OYJ[4]	5,509,640	46,140
Party City Holdco, Inc.[2,5]	1,566,483	14,177
Party City Holdco, Inc.[2,5,7]	15,639	141
NMG Parent, LLC[5]	67,256	7,398
MYT Holding Co., Class B5	2,070,418	1,553
		4,759,542
Utilities 3.89%
Brookfield Infrastructure Partners, LP4	29,787,186	674,253
DTE Energy Co.	6,498,056	626,283
FirstEnergy Corp.	15,750,083	560,703
Southern Co. (The)	4,883,267	328,644
The Income Fund of America — Page 4 of 60

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
AES Corp.	21,673,514	$322,935
Veolia Environnement SA	11,758,000	322,454
National Grid PLC	24,133,657	286,811
Public Service Enterprise Group, Inc.	4,633,819	285,675
Duke Energy Corp.	3,080,957	273,866
CMS Energy Corp.	2,452,907	133,291
Edison International	1,993,100	125,685
Pinnacle West Capital Corp.	1,202,547	89,205
Dominion Energy, Inc.	1,906,473	76,869
NextEra Energy, Inc.	1,043,500	60,836
E.ON SE	4,813,890	57,126
Guangdong Investment, Ltd.	52,919,000	36,100
Talen Energy Corp.[5]	368,879	19,543
SSE PLC	188,500	3,753
		4,284,032
Communication services 3.46%
Comcast Corp., Class A	36,536,834	1,508,606
Publicis Groupe SA	8,296,914	633,463
Nippon Telegraph and Telephone Corp.	432,140,000	506,508
Koninklijke KPN NV	137,211,139	461,488
Verizon Communications, Inc.	7,250,000	254,692
BCE, Inc.	5,755,000	213,642
TELUS Corp.	6,118,079	98,648
Deutsche Telekom AG	4,014,400	86,990
Singapore Telecommunications, Ltd.	25,850,000	44,957
Cumulus Media, Inc., Class A1,5	217,532	981
Clear Channel Outdoor Holdings, Inc.[1,5]	152,827	168
		3,810,143
Materials 2.83%
Barrick Gold Corp.	32,181,200	514,256
Rio Tinto PLC	6,990,400	445,551
Agnico Eagle Mines, Ltd.	8,655,279	405,941
Glencore PLC	57,503,226	303,808
Packaging Corporation of America	1,670,448	255,662
Dow, Inc.	5,085,000	245,809
UPM-Kymmene OYJ	4,415,526	148,546
Vale SA, ordinary nominative shares	10,647,075	145,713
Air Products and Chemicals, Inc.	506,530	143,064
Holcim, Ltd.	2,220,240	137,465
International Flavors & Fragrances, Inc.	1,680,129	114,837
Newmont Corp.	1,300,000	48,711
Lundin Mining Corp.	7,750,000	48,397
Fortescue Metals Group, Ltd.	3,082,309	43,771
Norsk Hydro ASA	6,000,000	34,226
Venator Materials PLC[2,4,5]	7,363,075,902	32,081
BASF SE	604,000	27,825
Polymetal International PLC[5]	6,162,000	23,107
		3,118,770
Total common stocks (cost: $59,581,066,000)		76,774,482
The Income Fund of America — Page 5 of 60

unaudited
Preferred securities 0.16% Financials 0.16%	Shares	Value (000)
Citigroup, Inc. 12.022% preferred shares[8]	2,245,277	$64,372
Itaú Unibanco Holding SA, preferred nominative shares	10,500,000	55,856
Citigroup, Inc., Series K, 6.875% noncumulative preferred depositary shares	2,145,767	54,438
		174,666
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,5,7]	3,259	2,746
Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[5]	1,427,896	928
Total preferred securities (cost: $167,083,000)		178,340
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[5]	75,844	716
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[2,5]	28	— [3]
Total rights & warrants (cost: $460,000)		716
Convertible stocks 0.06% Utilities 0.06%
AES Corp., convertible preferred units, 6.875% 2/15/2024	1,043,000	62,872
Total convertible stocks (cost: $104,681,000)		62,872
Convertible bonds & notes 0.01% Communication services 0.01%	Principal amount (000)
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD36,000	18,630
Total convertible bonds & notes (cost: $21,717,000)		18,630
Bonds, notes & other debt instruments 24.14% Corporate bonds, notes & loans 16.71% Financials 3.54%
AerCap Ireland Capital DAC 1.65% 10/29/2024	25,275	24,105
AerCap Ireland Capital DAC 6.50% 7/15/2025	4,315	4,307
AerCap Ireland Capital DAC 1.75% 1/30/2026	3,978	3,578
AerCap Ireland Capital DAC 2.45% 10/29/2026	23,694	21,085
AerCap Ireland Capital DAC 5.75% 6/6/2028	12,028	11,554
AerCap Ireland Capital DAC 3.00% 10/29/2028	27,689	23,333
AerCap Ireland Capital DAC 3.30% 1/30/2032	12,254	9,492
AerCap Ireland Capital DAC 3.40% 10/29/2033	4,678	3,500
AerCap Ireland Capital DAC 3.85% 10/29/2041	6,777	4,546
AG Issuer, LLC 6.25% 3/1/2028[7]	59,717	55,078
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	24,566	24,704
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,9]	17,500	17,721
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,9]	450	440
The Income Fund of America — Page 6 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[7]	USD20,465	$18,013
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	50,851	46,484
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[7]	14,500	13,794
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]	33,940	28,223
Ally Financial, Inc. 8.00% 11/1/2031	4,276	4,154
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[9]	13,411	13,451
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[9]	9,883	9,901
American International Group, Inc. 2.50% 6/30/2025	16,668	15,736
American International Group, Inc. 5.125% 3/27/2033	11,015	10,022
American International Group, Inc. 4.375% 6/30/2050	3,450	2,527
AmWINS Group, Inc. 4.875% 6/30/2029[7]	46,055	39,481
Aretec Escrow Issuer 2, Inc. 10.00% 8/15/2030[7]	7,035	7,123
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[7]	52,528	44,617
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.176% 8/2/2029[8,10]	6,070	5,817
AssuredPartners, Inc. 7.00% 8/15/2025[7]	435	427
AssuredPartners, Inc. 5.625% 1/15/2029[7]	22,866	19,420
Banco Santander, SA 2.746% 5/28/2025	2,600	2,451
Banco Santander, SA 5.147% 8/18/2025	3,400	3,313
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	8,245	6,714
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[9]	20,000	19,734
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[9]	10,450	10,046
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[9]	9,700	8,917
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]	14,146	13,774
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]	26,000	24,278
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	19,633	18,665
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[9]	20,842	20,710
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[9]	6,532	6,212
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]	26,229	21,662
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	5,819	4,331
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	14,458	10,667
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[9]	8,400	6,443
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]	6,551	4,835
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[9]	2,424	1,859
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[9]	7,675	6,622
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[9]	15,950	14,267
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	28,925	26,136
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[9]	8,172	7,699
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]	9,000	8,447
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]	11,369	9,988
Block, Inc. 3.50% 6/1/2031	14,380	11,112
Blue Owl Capital Corp. 4.00% 3/30/2025	449	427
Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	5,779
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	17,615
Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,439
Blue Owl Capital Corp. II 4.625% 11/26/2024[7]	9,285	8,997
Blue Owl Capital Corp. III 3.125% 4/13/2027	14,490	12,356
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	16,138
BNP Paribas SA 2.219% 6/9/2026 (USD-SOFR + 2.074% on 6/9/2025)[7,9]	7,800	7,286
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[7,9]	4,865	4,348
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[7,9]	600	530
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,9]	24,235	21,454
The Income Fund of America — Page 7 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,9]	USD7,330	$5,962
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[7,9]	10,033	7,655
BPCE 5.15% 7/21/2024[7]	18,160	17,898
BPCE 1.625% 1/14/2025[7]	8,000	7,586
BPCE 1.00% 1/20/2026[7]	10,000	8,947
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,9]	6,925	6,272
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,9]	22,500	22,147
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,9]	7,925	5,742
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,9]	750	678
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,9]	3,500	3,452
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,9]	6,575	6,349
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[7,9]	2,000	1,891
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[9]	13,075	12,944
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]	9,000	8,680
Castlelake Aviation Finance DAC 5.00% 4/15/2027[7]	26,060	23,020
Charles Schwab Corp. (The) 5.875% 8/24/2026	1,500	1,490
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	1,500	1,406
Chubb INA Holdings, Inc. 3.35% 5/3/2026	765	725
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]	6,069	5,732
Citigroup, Inc. 4.60% 3/9/2026	1,300	1,246
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[9]	7,300	6,969
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]	17,750	17,529
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[9]	700	634
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	2,400	1,971
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	14,800	11,594
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]	4,592	3,418
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]	5,020	4,451
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[9]	31,310	30,414
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	2,714	2,524
CME Group, Inc. 3.75% 6/15/2028	6,875	6,428
Coinbase Global, Inc. 3.375% 10/1/2028[7]	37,018	27,214
Coinbase Global, Inc. 3.625% 10/1/2031[7]	45,480	30,962
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[7]	74,775	63,931
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[7]	26,645	21,000
Cooperatieve Rabobank UA 4.375% 8/4/2025	9,000	8,646
Corebridge Financial, Inc. 3.50% 4/4/2025	9,248	8,894
Corebridge Financial, Inc. 3.65% 4/5/2027	22,661	20,766
Corebridge Financial, Inc. 3.85% 4/5/2029	15,393	13,610
Corebridge Financial, Inc. 3.90% 4/5/2032	7,289	5,967
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,178
Corebridge Financial, Inc. 4.40% 4/5/2052	3,907	2,688
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,9]	10,675	9,935
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,9]	4,900	4,371
Credit Suisse AG 3.625% 9/9/2024	2,990	2,915
Credit Suisse AG 7.95% 1/9/2025	17,750	18,007
Credit Suisse AG 7.50% 2/15/2028	9,000	9,349
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[7,9]	25,000	24,696
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,9]	3,000	2,993
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,9]	5,000	4,615
Deutsche Bank AG 0.898% 5/28/2024	7,500	7,287
The Income Fund of America — Page 8 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[9]	USD58,600	$56,521
Deutsche Bank AG 4.10% 1/13/2026	33,123	31,494
Deutsche Bank AG 4.10% 1/13/2026	834	793
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	7,350	6,638
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[9]	4,754	4,752
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	30,948	26,777
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]	62,972	54,523
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	20,442	20,072
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	4,200	3,300
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[9]	13,678	9,908
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[9]	5,520	4,865
Deutsche Bank AG 3.70% 5/30/2024	8,653	8,519
Discover Financial Services 6.70% 11/29/2032	817	757
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,9]	17,500	17,397
Equitable Holdings, Inc. 5.00% 4/20/2048	1,500	1,144
Fidelity National Information Services, Inc. 1.65% 3/1/2028	1,265	1,060
Fidelity National Information Services, Inc. 2.25% 3/1/2031	3,420	2,608
Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,027	1,280
Fiserv, Inc. 2.65% 6/1/2030	5,402	4,356
Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD CME Term SOFR + 1.463% on 9/29/2024)[9]	1,100	1,068
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	17,000	14,795
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]	48,202	42,286
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	26,963	23,892
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]	33,910	31,056
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD CME Term SOFR + 1.772% on 6/5/2027)[9]	8,000	7,304
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[9]	13,362	12,515
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	2,001	1,469
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[9]	6,523	4,972
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	36,100	28,076
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[9]	7,500	4,870
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[7]	22,939	22,355
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[7]	15,025	14,848
Hightower Holding, LLC 6.75% 4/15/2029[7]	23,145	19,764
HSBC Holdings PLC 4.25% 3/14/2024	9,000	8,920
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]	243	249
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[9]	6,042	5,508
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]	200	151
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]	1,000	746
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[9]	21,807	20,709
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	1,889	1,646
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	18,900	16,041
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	5,941	4,849
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	17,000	16,384
HUB International, Ltd. 7.00% 5/1/2026[7]	49,786	48,508
HUB International, Ltd. 5.625% 12/1/2029[7]	16,370	14,114
HUB International, Ltd. 7.25% 6/15/2030[7]	12,698	12,399
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.662% 6/20/2030[8,10]	3,107	3,110
Intercontinental Exchange, Inc. 2.65% 9/15/2040	12,025	7,554
Intesa Sanpaolo SpA 5.017% 6/26/2024[7]	124,555	122,081
Intesa Sanpaolo SpA 3.25% 9/23/2024[7]	1,130	1,098
The Income Fund of America — Page 9 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 5.71% 1/15/2026[7]	USD43,165	$40,962
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]	9,300	8,158
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]	2,820	2,487
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,9]	10,300	10,055
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,9]	17,500	15,191
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	45,895	37,607
JPMorgan Chase & Co. 3.875% 9/10/2024	150	147
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[9]	250	241
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[9]	21,994	20,818
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[9]	23,150	21,851
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	7,857	7,617
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	7,100	6,315
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[9]	2,450	2,186
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[9]	925	806
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]	2,150	1,936
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]	29,000	27,251
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[9]	350	321
JPMorgan Chase & Co. 2.182% 6/1/2028 (USD-SOFR + 1.89% on 6/1/2027)[9]	4,400	3,826
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	11,489	10,982
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[9]	20,593	17,122
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[9]	7,750	7,706
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	5,000	3,978
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.05% on 11/19/2030)[9]	4,052	2,999
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	13,956	10,372
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[9]	10,184	9,152
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	37,596	34,688
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[9]	5,330	5,260
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[9]	7,500	4,602
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD CME Term SOFR + 4.042% on 2/1/2024)[9]	25,901	25,898
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[9]	8,320	7,349
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,9]	2,400	2,318
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[7,9]	3,025	2,866
Liberty Mutual 4.569% 2/1/2029[7]	3,429	3,182
Lloyds Banking Group PLC 4.582% 12/10/2025	7,000	6,659
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]	5,600	5,310
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]	12,427	11,331
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[9]	9,295	8,075
LPL Holdings, Inc. 4.625% 11/15/2027[7]	36,845	33,730
LPL Holdings, Inc. 4.00% 3/15/2029[7]	17,120	14,740
LPL Holdings, Inc. 4.375% 5/15/2031[7]	22,090	18,522
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	2,000	1,902
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	1,191	1,095
Mastercard, Inc. 4.875% 3/9/2028	6,292	6,193
The Income Fund of America — Page 10 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 4.85% 3/9/2033	USD27,137	$25,546
Metropolitan Life Global Funding I 5.15% 3/28/2033[7]	5,334	4,886
MGIC Investment Corp. 5.25% 8/15/2028	5,075	4,670
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]	17,000	15,022
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]	5,000	4,420
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]	8,000	7,455
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]	13,000	11,488
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (USD-SOFR + 1.532% on 9/8/2030)[9]	4,100	3,044
Moody’s Corp. 4.25% 8/8/2032	2,235	1,973
Morgan Stanley 3.70% 10/23/2024	600	587
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]	12,230	11,887
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[9]	9,869	8,772
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]	30,463	26,750
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[9]	19,459	18,153
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[9]	4,785	4,778
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	18,992	18,087
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]	18,944	18,029
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]	7,200	6,926
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	2,736	2,199
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	8,345	6,040
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[9]	10,000	7,247
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[9]	12,930	9,540
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[9]	10,000	7,677
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[9]	2,733	2,680
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[9]	10,000	9,014
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	361	330
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[9]	3,226	2,799
Morgan Stanley Bank, N.A. 5.479% 7/16/2025	4,075	4,058
MSCI, Inc. 4.00% 11/15/2029[7]	19,500	16,809
MSCI, Inc. 3.625% 9/1/2030[7]	4,950	4,102
MSCI, Inc. 3.875% 2/15/2031[7]	20,959	17,320
MSCI, Inc. 3.25% 8/15/2033[7]	3,650	2,704
Nasdaq, Inc. 5.35% 6/28/2028	4,313	4,202
Nasdaq, Inc. 5.55% 2/15/2034	12,989	12,055
Nasdaq, Inc. 5.95% 8/15/2053	4,660	4,162
Nasdaq, Inc. 6.10% 6/28/2063	998	883
Navient Corp. 5.875% 10/25/2024	15,600	15,249
Navient Corp. 6.75% 6/15/2026	15,000	14,226
Navient Corp. 5.00% 3/15/2027	19,710	17,332
Navient Corp. 4.875% 3/15/2028	3,085	2,537
Navient Corp. 5.50% 3/15/2029	72,940	59,166
Navient Corp. 11.50% 3/15/2031	38,790	38,716
Navient Corp. 5.625% 8/1/2033	10,990	7,451
New York Life Global Funding 4.55% 1/28/2033[7]	3,788	3,387
NFP Corp. 6.875% 8/15/2028[7]	18,421	15,755
Northwestern Mutual Global Funding 1.75% 1/11/2027[7]	10,000	8,801
OneMain Finance Corp. 3.875% 9/15/2028	5,974	4,729
Osaic Holdings, Inc. 10.75% 8/1/2027[7]	47,972	47,739
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.824% 8/17/2028[8,10]	10,415	10,386
The Income Fund of America — Page 11 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Owl Rock Capital Corp. 3.75% 7/22/2025	USD12,473	$11,659
Oxford Finance, LLC 6.375% 2/1/2027[7]	18,510	16,887
PayPal Holdings, Inc. 2.65% 10/1/2026	1,207	1,112
PayPal Holdings, Inc. 2.30% 6/1/2030	674	541
PNC Financial Services Group, Inc. 3.90% 4/29/2024	3,000	2,965
Prudential Financial, Inc. 4.35% 2/25/2050	6,205	4,552
Prudential Financial, Inc. 3.70% 3/13/2051	755	492
Rocket Mortgage, LLC 2.875% 10/15/2026[7]	12,990	11,324
Rocket Mortgage, LLC 3.625% 3/1/2029[7]	6,645	5,409
Royal Bank of Canada 1.15% 6/10/2025	12,367	11,491
Ryan Specialty Group, LLC 4.375% 2/1/2030[7]	23,765	20,385
Santander Holdings USA, Inc. 3.50% 6/7/2024	11,250	11,027
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]	5,250	4,522
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]	12,475	12,070
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]	1,861	1,797
Starwood Property Trust, Inc. 5.50% 11/1/2023[7]	5,400	5,400
Starwood Property Trust, Inc. 4.375% 1/15/2027[7]	28,480	24,463
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]	6,265	5,310
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]	7,832	6,948
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	3,125	2,768
Swedbank AB 6.136% 9/12/2026[7]	795	788
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,9]	1,400	1,314
Synchrony Bank 5.40% 8/22/2025	9,000	8,598
Synchrony Bank 5.625% 8/23/2027	9,000	8,227
Synchrony Financial 4.375% 3/19/2024	5,095	5,047
Toronto-Dominion Bank (The) 0.75% 9/11/2025	6,575	5,991
Toronto-Dominion Bank (The) 1.25% 9/10/2026	8,247	7,257
Toronto-Dominion Bank (The) 1.95% 1/12/2027	10,000	8,834
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]	9,000	8,310
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[9]	6,962	7,005
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[9]	9,750	8,370
U.S. Bancorp 3.70% 1/30/2024	10,000	9,946
U.S. Bancorp 2.375% 7/22/2026	6,000	5,435
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]	9,000	8,357
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]	10,755	9,193
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,9]	4,687	4,521
UBS Group AG 4.125% 9/24/2025[7]	4,425	4,236
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,9]	22,225	20,695
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,9]	4,000	3,548
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,9]	20,134	17,874
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,9]	6,925	6,000
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,9]	2,060	1,936
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,9]	8,386	8,302
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,9,11]	3,610	3,233
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,9]	9,500	9,312
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,9,11]	3,825	3,164
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,9]	35,017	29,951
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,9]	4,484	3,240
The Income Fund of America — Page 12 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,9]	USD26,721	$20,561
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,9]	10,651	7,804
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,9]	2,750	2,644
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,9]	14,339	16,069
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[7,9]	2,000	1,895
UniCredit SpA 4.625% 4/12/2027[7]	1,730	1,617
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,9]	23,729	21,357
Visa, Inc. 3.15% 12/14/2025	8,000	7,636
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[9]	16,860	16,180
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[9]	12,000	11,353
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	4,687	4,520
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[9]	9,350	8,798
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	63,367	57,797
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	11,066	9,649
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	19,630	18,577
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]	9,000	8,681
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[9]	15,500	15,376
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[9]	8,850	7,010
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[9]	2,589	2,277
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[9]	48,691	44,100
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	9,006	8,248
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	17,488	17,190
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[9]	11,934	8,805
Wells Fargo Bank, N.A. 5.45% 8/7/2026	4,000	3,964
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	7,000	6,626
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	11,150	8,109
Westpac Banking Corp. 2.963% 11/16/2040	5,075	2,966
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[7,12,13]	31,200	2,808
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[7,12,13]	24,864	11,686
		3,892,446
Consumer discretionary 2.37%
Acushnet Co. 7.375% 10/15/2028[7]	3,185	3,194
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	486
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,525	1,427
Advance Auto Parts, Inc. 3.90% 4/15/2030	6,461	5,242
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,634	2,696
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	1,105	848
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	1,180	993
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	179
Allied Universal Holdco, LLC 6.625% 7/15/2026[7]	4,720	4,424
Allied Universal Holdco, LLC 9.75% 7/15/2027[7]	21,570	18,761
Allied Universal Holdco, LLC 4.625% 6/1/2028[7]	15,680	12,841
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	8,790	6,361
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[7]	16,857	16,705
Amazon.com, Inc. 2.70% 6/3/2060	8,300	4,456
Asbury Automotive Group, Inc. 4.625% 11/15/2029[7]	48,325	40,939
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	3,365	2,733
The Income Fund of America — Page 13 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Atlas LuxCo 4 SARL 4.625% 6/1/2028[7]	USD5,640	$4,601
Bath & Body Works, Inc. 6.625% 10/1/2030[7]	14,360	13,313
Bath & Body Works, Inc. 6.875% 11/1/2035	30,713	27,134
Bath & Body Works, Inc. 6.75% 7/1/2036	7,020	6,062
BMW US Capital, LLC 5.05% 8/11/2028[7]	2,000	1,945
BMW US Capital, LLC 5.15% 8/11/2033[7]	1,000	924
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	20,599
Boyd Gaming Corp. 4.75% 6/15/2031[7]	7,005	5,822
Boyne USA, Inc. 4.75% 5/15/2029[7]	31,780	27,700
Caesars Entertainment, Inc. 6.25% 7/1/2025[7]	37,810	37,231
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	19,495	16,041
Caesars Entertainment, Inc. 7.00% 2/15/2030[7]	34,040	32,883
Caesars Resort Collection, LLC 5.75% 7/1/2025[7]	5,020	4,946
Carnival Corp. 5.75% 3/1/2027[7]	28,025	25,041
Carnival Corp. 4.00% 8/1/2028[7]	32,200	28,035
Carnival Corp. 6.00% 5/1/2029[7]	8,000	6,765
Carnival Corp. 7.00% 8/15/2029[7]	12,500	12,268
Cedar Fair, LP 5.50% 5/1/2025[7]	29,490	28,931
Clarios Global, LP 6.25% 5/15/2026[7]	4,725	4,624
Clarios Global, LP 8.50% 5/15/2027[7]	13,740	13,554
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	5,483	5,436
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[7]	16,100	15,556
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]	4,011	3,952
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]	14,225	12,667
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]	8,387	7,792
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]	1,358	1,314
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	7,500	6,295
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[7]	9,000	6,864
Dana, Inc. 5.625% 6/15/2028	1,305	1,184
Fertitta Entertainment, LLC 4.625% 1/15/2029[7]	33,420	28,120
Fertitta Entertainment, LLC 6.75% 1/15/2030[7]	12,760	10,152
First Student Bidco, Inc. 4.00% 7/31/2029[7]	30,810	24,838
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.652% 7/21/2028[8,10]	4,508	4,377
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.652% 7/21/2028[8,10]	2,047	1,988
Ford Motor Co. 6.10% 8/19/2032	28,695	26,563
Ford Motor Credit Co., LLC 3.37% 11/17/2023	1,200	1,200
Ford Motor Credit Co., LLC 3.81% 1/9/2024	15,305	15,245
Ford Motor Credit Co., LLC 5.584% 3/18/2024	9,280	9,246
Ford Motor Credit Co., LLC 3.664% 9/8/2024	11,380	11,089
Ford Motor Credit Co., LLC 2.30% 2/10/2025	19,455	18,393
Ford Motor Credit Co., LLC 5.125% 6/16/2025	45,275	44,095
Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,890	1,803
Ford Motor Credit Co., LLC 3.375% 11/13/2025	2,760	2,578
Ford Motor Credit Co., LLC 6.95% 3/6/2026	10,535	10,564
Ford Motor Credit Co., LLC 6.95% 6/10/2026	21,694	21,772
Ford Motor Credit Co., LLC 4.542% 8/1/2026	32,520	30,618
Ford Motor Credit Co., LLC 2.70% 8/10/2026	38,170	34,251
Ford Motor Credit Co., LLC 4.271% 1/9/2027	117,666	108,993
Ford Motor Credit Co., LLC 4.95% 5/28/2027	57,850	54,319
Ford Motor Credit Co., LLC 4.125% 8/17/2027	71,670	65,146
Ford Motor Credit Co., LLC 3.815% 11/2/2027	8,215	7,333
Ford Motor Credit Co., LLC 2.90% 2/16/2028	21,350	18,184
The Income Fund of America — Page 14 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.80% 5/12/2028	USD29,640	$29,584
Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	13,925
Ford Motor Credit Co., LLC 5.113% 5/3/2029	37,799	34,439
Ford Motor Credit Co., LLC 7.20% 6/10/2030	31,380	31,393
Ford Motor Credit Co., LLC 4.00% 11/13/2030	40,679	33,541
Gap, Inc. 3.625% 10/1/2029[7]	2,507	1,918
Gap, Inc. 3.875% 10/1/2031[7]	1,670	1,201
General Motors Co. 6.125% 10/1/2025	9,825	9,811
General Motors Co. 6.80% 10/1/2027	1,438	1,461
General Motors Co. 5.40% 10/15/2029	23,651	22,217
General Motors Co. 5.60% 10/15/2032	28,000	25,578
General Motors Co. 6.60% 4/1/2036	5,110	4,808
General Motors Co. 6.75% 4/1/2046	12,230	10,968
General Motors Financial Co., Inc. 4.35% 4/9/2025	2,150	2,091
General Motors Financial Co., Inc. 2.75% 6/20/2025	9,636	9,097
General Motors Financial Co., Inc. 1.25% 1/8/2026	2,379	2,133
General Motors Financial Co., Inc. 5.40% 4/6/2026	17,500	17,131
General Motors Financial Co., Inc. 1.50% 6/10/2026	24,440	21,580
General Motors Financial Co., Inc. 4.00% 10/6/2026	1,867	1,746
General Motors Financial Co., Inc. 2.35% 2/26/2027	18,361	16,147
General Motors Financial Co., Inc. 2.70% 8/20/2027	15,668	13,694
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,238	7,792
General Motors Financial Co., Inc. 5.80% 6/23/2028	9,000	8,723
General Motors Financial Co., Inc. 2.40% 10/15/2028	15,493	12,780
General Motors Financial Co., Inc. 4.30% 4/6/2029	6,300	5,600
General Motors Financial Co., Inc. 2.35% 1/8/2031	17,998	13,409
General Motors Financial Co., Inc. 2.70% 6/10/2031	13,156	9,900
General Motors Financial Co., Inc. 6.40% 1/9/2033	8,000	7,668
Grand Canyon University 4.375% 10/1/2026	5,000	4,800
Hanesbrands, Inc. 4.875% 5/15/2026[7]	28,007	25,763
Hanesbrands, Inc. 9.00% 2/15/2031[7]	3,052	2,836
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.074% 3/8/2030[8,10]	17,062	16,870
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	27,554
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[7]	22,520	18,675
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[7]	17,560	14,724
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,158
Home Depot, Inc. 3.90% 12/6/2028	1,150	1,071
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,389
Home Depot, Inc. 1.875% 9/15/2031	7,500	5,665
Home Depot, Inc. 5.95% 4/1/2041	12,500	12,130
Home Depot, Inc. 4.50% 12/6/2048	601	474
Hyundai Capital America 0.875% 6/14/2024[7]	8,000	7,743
Hyundai Capital America 1.00% 9/17/2024[7]	10,550	10,083
Hyundai Capital America 2.65% 2/10/2025[7]	27,917	26,715
Hyundai Capital America 5.875% 4/7/2025[7]	3,300	3,289
Hyundai Capital America 1.80% 10/15/2025[7]	1,871	1,724
Hyundai Capital America 1.30% 1/8/2026[7]	9,000	8,115
Hyundai Capital America 1.50% 6/15/2026[7]	7,628	6,771
Hyundai Capital America 1.65% 9/17/2026[7]	10,575	9,308
Hyundai Capital America 3.00% 2/10/2027[7]	20,750	18,716
Hyundai Capital America 2.375% 10/15/2027[7]	2,371	2,043
Hyundai Capital America 1.80% 1/10/2028[7]	7,931	6,601
Hyundai Capital America 2.00% 6/15/2028[7]	5,009	4,121
The Income Fund of America — Page 15 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 5.68% 6/26/2028[7]	USD9,000	$8,711
Hyundai Capital America 2.10% 9/15/2028[7]	4,875	4,011
Hyundai Capital America 6.10% 9/21/2028[7]	10,000	9,840
Hyundai Capital America 6.50% 1/16/2029[7]	9,104	9,080
Hyundai Capital America 5.80% 4/1/2030[7]	8,830	8,436
Hyundai Capital America 5.70% 6/26/2030[7]	5,400	5,116
Hyundai Capital America 6.20% 9/21/2030[7]	8,000	7,775
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]	2,600	2,454
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]	3,490	3,132
International Game Technology PLC 5.25% 1/15/2029[7]	65,325	59,497
KB Home 7.25% 7/15/2030	10,295	9,896
KIA Corp. 2.375% 2/14/2025[7]	4,825	4,610
Kontoor Brands, Inc. 4.125% 11/15/2029[7]	5,180	4,271
LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]	28,557	23,962
LCM Investments Holdings II, LLC 8.25% 8/1/2031[7]	12,130	11,550
Levi Strauss & Co. 3.50% 3/1/2031[7]	31,175	24,306
Light and Wonder International, Inc. 7.00% 5/15/2028[7]	38,659	37,721
Light and Wonder International, Inc. 7.25% 11/15/2029[7]	25,850	25,094
Light and Wonder International, Inc. 7.50% 9/1/2031[7]	7,895	7,718
Lindblad Expeditions, LLC 6.75% 2/15/2027[7]	6,830	6,230
Lithia Motors, Inc. 3.875% 6/1/2029[7]	37,385	30,970
Lithia Motors, Inc. 4.375% 1/15/2031[7]	4,550	3,689
Marriott International, Inc. 5.45% 9/15/2026	3,000	2,963
Marriott International, Inc. 5.55% 10/15/2028	2,000	1,950
Marriott International, Inc. 4.90% 4/15/2029	4,024	3,776
Marriott International, Inc. 2.75% 10/15/2033	3,970	2,909
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[7]	7,825	6,437
McDonald’s Corp. 4.60% 9/9/2032	2,858	2,624
McDonald’s Corp. 4.95% 8/14/2033	3,232	3,000
McDonald’s Corp. 5.45% 8/14/2053	3,000	2,647
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[7]	11,330	9,626
Mercedes-Benz Finance North America, LLC 3.65% 2/22/2024[7]	3,200	3,178
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	3,350	3,331
Merlin Entertainments PLC 5.75% 6/15/2026[7]	7,210	6,750
MGM Resorts International 5.50% 4/15/2027	3,617	3,378
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[7]	13,870	11,559
NCL Corp., Ltd. 5.875% 2/15/2027[7]	19,985	18,416
NCL Corp., Ltd. 7.75% 2/15/2029[7]	10,560	9,225
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[7]	6,970	6,526
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[7]	7,850	7,491
Nissan Motor Acceptance Co., LLC 2.00% 3/9/2026[7]	16,020	14,300
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]	1,860	1,866
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[7]	17,890	15,491
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[7]	19,362	16,046
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[7]	9,883	7,918
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]	9,310	9,199
Nissan Motor Co., Ltd. 3.522% 9/17/2025[7]	800	757
Nissan Motor Co., Ltd. 4.81% 9/17/2030[7]	22,160	18,835
Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 12/31/2028[2,7,13]	27,375	26,690
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,011
RHP Hotel Properties, LP 7.25% 7/15/2028[7]	15,445	14,987
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[7]	22,785	20,973
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]	34,535	31,861
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	5,450	4,974
The Income Fund of America — Page 16 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]	USD11,457	$11,756
Sally Holdings, LLC 5.625% 12/1/2025	5,680	5,496
Sands China, Ltd. 4.30% 1/8/2026	8,325	7,728
Sands China, Ltd. 2.55% 3/8/2027	1,727	1,477
Scientific Games Holdings, LP 6.625% 3/1/2030[7]	3,520	3,030
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.914% 4/4/2029[8,10]	20,938	20,639
Sonic Automotive, Inc. 4.625% 11/15/2029[7]	42,560	35,486
Sonic Automotive, Inc. 4.875% 11/15/2031[7]	29,765	23,741
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	7,175	6,234
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	15,000	14,755
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	5,075	3,841
Stellantis Finance US, Inc. 6.375% 9/12/2032[7]	16,425	15,837
Tempur Sealy International, Inc. 4.00% 4/15/2029[7]	4,625	3,801
Toyota Motor Credit Corp. 1.90% 1/13/2027	10,000	8,921
Travel + Leisure Co. 4.50% 12/1/2029[7]	18,020	14,876
Travel + Leisure Co. 4.625% 3/1/2030[7]	5,750	4,713
Vail Resorts, Inc. 6.25% 5/15/2025[7]	13,075	13,006
Valvoline, Inc. 4.25% 2/15/2030[7]	11,680	11,452
Valvoline, Inc. 3.625% 6/15/2031[7]	14,104	10,739
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[7]	7,365	7,361
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]	1,650	1,602
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]	6,326	6,067
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]	2,575	2,513
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]	6,021	5,487
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[7]	9,175	7,723
Volkswagen Group of America Finance, LLC 4.75% 11/13/2028[7]	1,300	1,214
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]	51,235	47,439
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[7]	35,310	31,193
Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]	7,525	7,015
		2,606,209
Energy 2.21%
Antero Midstream Partners, LP 5.375% 6/15/2029[7]	14,760	13,416
Antero Resources Corp. 7.625% 2/1/2029[7]	5,135	5,204
Antero Resources Corp. 5.375% 3/1/2030[7]	52	47
Apache Corp. 4.25% 1/15/2030	4,870	4,245
Apache Corp. 5.35% 7/1/2049	28,900	21,124
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[7]	30,865	29,835
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[7]	959	1,215
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]	6,340	6,301
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]	9,090	8,039
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,650	1,517
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[7]	36,675	31,939
Blue Racer Midstream, LLC 7.625% 12/15/2025[7]	10,281	10,305
Borr IHC, Ltd. 10.00% 11/15/2028[7]	22,494	22,443
BP Capital Markets America, Inc. 2.772% 11/10/2050	3,032	1,685
California Resources Corp. 7.125% 2/1/2026[7]	26,405	26,530
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	3,150	2,943
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,760	2,560
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	419
Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,375
Cenovus Energy, Inc. 4.25% 4/15/2027	18,549	17,512
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	20,830
The Income Fund of America — Page 17 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 5.50% 2/1/2026[7]	USD2,265	$2,201
Chesapeake Energy Corp. 5.875% 2/1/2029[7]	31,345	29,542
Chesapeake Energy Corp. 6.75% 4/15/2029[7]	18,880	18,492
Chord Energy Corp. 6.375% 6/1/2026[7]	16,763	16,474
CITGO Petroleum Corp. 8.375% 1/15/2029[7]	30,185	29,924
Civitas Resources, Inc. 5.00% 10/15/2026[7]	23,690	22,190
Civitas Resources, Inc. 8.375% 7/1/2028[7]	14,400	14,507
Civitas Resources, Inc. 8.625% 11/1/2030[7]	4,165	4,244
Civitas Resources, Inc. 8.75% 7/1/2031[7]	31,405	31,735
CNX Midstream Partners, LP 4.75% 4/15/2030[7]	8,065	6,654
CNX Resources Corp. 7.25% 3/14/2027[7]	26,180	25,790
CNX Resources Corp. 6.00% 1/15/2029[7]	34,027	31,235
CNX Resources Corp. 7.375% 1/15/2031[7]	22,699	21,713
Columbia Pipelines Holding Co., LLC 6.055% 8/15/2026[7]	2,000	1,998
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[7]	2,000	1,966
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[7]	8,719	8,015
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[7]	2,628	2,497
Comstock Resources, Inc. 6.75% 3/1/2029[7]	17,870	16,278
Comstock Resources, Inc. 5.875% 1/15/2030[7]	15,235	13,042
ConocoPhillips Co. 5.05% 9/15/2033	2,000	1,864
ConocoPhillips Co. 3.80% 3/15/2052	2,500	1,705
ConocoPhillips Co. 5.30% 5/15/2053	2,536	2,192
ConocoPhillips Co. 5.55% 3/15/2054	4,978	4,454
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,7]	8,659	8,659
Continental Resources, Inc. 5.75% 1/15/2031[7]	11,330	10,512
Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	29,527	29,767
Crestwood Midstream Partners, LP 8.00% 4/1/2029[7]	41,045	41,994
Crestwood Midstream Partners, LP 7.375% 2/1/2031[7]	14,441	14,571
Devon Energy Corp. 4.50% 1/15/2030	3,888	3,459
Diamond Foreign Asset Co. 8.50% 10/1/2030[7]	4,545	4,434
Diamondback Energy, Inc. 6.25% 3/15/2053	12,500	11,546
DT Midstream, Inc. 4.125% 6/15/2029[7]	8,935	7,691
DT Midstream, Inc. 4.375% 6/15/2031[7]	9,670	8,040
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[7]	18,220	19,641
Ecopetrol SA 4.625% 11/2/2031	970	728
Ecopetrol SA 8.875% 1/13/2033	65,030	62,496
Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,143
Enbridge Energy Partners, LP 7.375% 10/15/2045	3,000	3,075
Enbridge, Inc. 2.50% 1/15/2025	1,600	1,535
Energy Transfer, LP 4.50% 4/15/2024	1,585	1,573
Energy Transfer, LP 2.90% 5/15/2025	3,150	3,002
Energy Transfer, LP 4.75% 1/15/2026	8,000	7,765
Energy Transfer, LP 4.20% 4/15/2027	2,450	2,295
Energy Transfer, LP 4.00% 10/1/2027	1,900	1,750
Energy Transfer, LP 4.95% 6/15/2028	3,200	3,026
Energy Transfer, LP 6.10% 12/1/2028	1,753	1,733
Energy Transfer, LP 6.40% 12/1/2030	1,376	1,362
Energy Transfer, LP 6.55% 12/1/2033	6,829	6,745
Energy Transfer, LP 5.00% 5/15/2050	7,353	5,518
Enterprise Products Operating, LLC 5.05% 1/10/2026	10,321	10,201
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	242
EQM Midstream Partners, LP 6.50% 7/1/2027[7]	20,710	20,150
EQM Midstream Partners, LP 5.50% 7/15/2028	19,665	18,372
EQM Midstream Partners, LP 4.50% 1/15/2029[7]	22,045	19,354
The Income Fund of America — Page 18 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQM Midstream Partners, LP 7.50% 6/1/2030[7]	USD11,535	$11,330
EQM Midstream Partners, LP 4.75% 1/15/2031[7]	21,700	18,295
EQT Corp. 6.125% 2/1/2025[9]	5,884	5,871
Equinor ASA 3.25% 11/10/2024	850	829
Equinor ASA 3.00% 4/6/2027	7,000	6,467
Equinor ASA 3.625% 9/10/2028	5,265	4,881
Equinor ASA 4.25% 11/23/2041	3,000	2,390
Equinor ASA 3.25% 11/18/2049	7,583	4,822
Exxon Mobil Corp. 2.44% 8/16/2029	4,315	3,687
Exxon Mobil Corp. 2.61% 10/15/2030	1,700	1,412
Exxon Mobil Corp. 3.452% 4/15/2051	5,000	3,289
Genesis Energy, LP 6.50% 10/1/2025	27,824	27,208
Genesis Energy, LP 6.25% 5/15/2026	4,500	4,293
Genesis Energy, LP 8.00% 1/15/2027	52,582	50,540
Genesis Energy, LP 7.75% 2/1/2028	17,135	16,150
Genesis Energy, LP 8.875% 4/15/2030	20,409	19,746
Harvest Midstream I, LP 7.50% 9/1/2028[7]	23,275	22,078
Hess Midstream Operations, LP 5.125% 6/15/2028[7]	14,435	13,342
Hess Midstream Operations, LP 4.25% 2/15/2030[7]	5,020	4,300
Hess Midstream Operations, LP 5.50% 10/15/2030[7]	8,545	7,765
Hilcorp Energy I, LP 6.25% 11/1/2028[7]	4,000	3,744
Hilcorp Energy I, LP 5.75% 2/1/2029[7]	2,960	2,668
Hilcorp Energy I, LP 6.00% 4/15/2030[7]	11,940	10,614
Hilcorp Energy I, LP 6.00% 2/1/2031[7]	19,400	17,067
Jonah Energy, LLC 12.00% 11/5/2025[2]	6,072	6,072
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	24,768
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	15,469
Kinder Morgan, Inc. 5.20% 6/1/2033	31,267	28,190
Kinder Morgan, Inc. 5.45% 8/1/2052	2,683	2,171
Mesquite Energy, Inc. 7.25% 2/15/2023[7,12]	5,374	511
MPLX, LP 1.75% 3/1/2026	2,200	1,997
MPLX, LP 2.65% 8/15/2030	8,351	6,600
MPLX, LP 4.70% 4/15/2048	5,147	3,724
Nabors Industries, Inc. 7.375% 5/15/2027[7]	14,275	13,283
Nabors Industries, Ltd. 7.25% 1/15/2026[7]	1,075	1,011
New Fortress Energy, Inc. 6.75% 9/15/2025[7]	24,910	23,133
New Fortress Energy, Inc. 6.50% 9/30/2026[7]	70,070	62,827
NGL Energy Operating, LLC 7.50% 2/1/2026[7]	161,084	157,389
NGL Energy Partners, LP 6.125% 3/1/2025	36,998	36,158
Noble Finance II, LLC 8.00% 4/15/2030[7]	1,900	1,901
Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]	35,360	34,947
Northern Oil and Gas, Inc. 8.75% 6/15/2031[7]	15,460	15,401
NuStar Logistics, LP 6.00% 6/1/2026	9,165	8,852
NuStar Logistics, LP 5.625% 4/28/2027	2,270	2,142
Occidental Petroleum Corp. 2.90% 8/15/2024	13,065	12,747
Occidental Petroleum Corp. 5.875% 9/1/2025	26,705	26,638
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	13,863
Occidental Petroleum Corp. 6.375% 9/1/2028	10,370	10,446
Occidental Petroleum Corp. 8.875% 7/15/2030	43,590	48,445
Occidental Petroleum Corp. 6.625% 9/1/2030	11,445	11,489
Occidental Petroleum Corp. 6.125% 1/1/2031	8,850	8,664
Occidental Petroleum Corp. 6.45% 9/15/2036	10,190	9,906
Occidental Petroleum Corp. 6.20% 3/15/2040	1,500	1,392
Occidental Petroleum Corp. 6.60% 3/15/2046	5,125	4,940
The Income Fund of America — Page 19 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 2.20% 9/15/2025	USD50	$47
ONEOK, Inc. 5.85% 1/15/2026	4,246	4,243
ONEOK, Inc. 5.55% 11/1/2026	2,738	2,706
ONEOK, Inc. 5.65% 11/1/2028	5,116	4,995
ONEOK, Inc. 3.10% 3/15/2030	134	111
ONEOK, Inc. 5.80% 11/1/2030	1,654	1,593
ONEOK, Inc. 6.35% 1/15/2031	837	826
ONEOK, Inc. 6.05% 9/1/2033	12,297	11,791
ONEOK, Inc. 5.20% 7/15/2048	636	493
ONEOK, Inc. 4.50% 3/15/2050	285	197
ONEOK, Inc. 7.15% 1/15/2051	352	345
ONEOK, Inc. 6.625% 9/1/2053	23,653	22,125
Parkland Corp. 4.625% 5/1/2030[7]	5,545	4,733
Permian Resources Operating, LLC 6.875% 4/1/2027[7]	2,490	2,452
Petroleos Mexicanos 4.875% 1/18/2024	4,654	4,629
Petroleos Mexicanos 6.875% 10/16/2025	18,955	18,212
Petroleos Mexicanos 6.875% 8/4/2026	71,850	66,387
Petroleos Mexicanos 6.49% 1/23/2027	5,378	4,766
Petroleos Mexicanos 6.50% 3/13/2027	72,935	64,399
Petroleos Mexicanos 6.50% 1/23/2029	865	697
Petroleos Mexicanos 8.75% 6/2/2029	24,503	21,687
Petroleos Mexicanos 5.95% 1/28/2031	2,900	2,077
Petroleos Mexicanos 6.70% 2/16/2032	34,360	25,357
Pioneer Natural Resources Co. 2.15% 1/15/2031	5,684	4,466
Plains All American Pipeline, LP 3.80% 9/15/2030	450	379
Range Resources Corp. 4.875% 5/15/2025	2,375	2,312
Range Resources Corp. 8.25% 1/15/2029	22,525	23,026
Range Resources Corp. 4.75% 2/15/2030[7]	22,135	19,680
Rockies Express Pipeline, LLC 4.95% 7/15/2029[7]	11,768	10,384
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	847	846
Seadrill Finance, Ltd. 8.375% 8/1/2030[7]	4,520	4,526
SM Energy Co. 6.50% 7/15/2028	2,975	2,867
Southwestern Energy Co. 5.70% 1/23/2025[9]	9,769	9,660
Southwestern Energy Co. 8.375% 9/15/2028	7,755	8,015
Southwestern Energy Co. 5.375% 2/1/2029	10,880	10,061
Southwestern Energy Co. 5.375% 3/15/2030	15,630	14,352
Southwestern Energy Co. 4.75% 2/1/2032	6,380	5,493
Suburban Propane Partners, LP 5.00% 6/1/2031[7]	6,125	5,080
Sunoco, LP 6.00% 4/15/2027	12,160	11,720
Sunoco, LP 5.875% 3/15/2028	12,700	12,027
Sunoco, LP 7.00% 9/15/2028[7]	13,275	12,933
Sunoco, LP 4.50% 5/15/2029	12,580	10,912
Sunoco, LP 4.50% 4/30/2030	6,950	5,943
Superior Plus, LP 4.50% 3/15/2029[7]	9,082	7,756
Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,689
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,348
TotalEnergies Capital International SA 2.986% 6/29/2041	7,401	4,889
TotalEnergies Capital International SA 3.127% 5/29/2050	8,100	4,956
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	5,254	4,615
Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]	18,026	17,682
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[7]	24,009	24,130
Valero Energy Corp. 4.00% 4/1/2029	6,000	5,482
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	7,746	7,315
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	36,865	29,677
The Income Fund of America — Page 20 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global LNG, Inc. 8.375% 6/1/2031[7]	USD33,000	$31,515
Vital Energy, Inc. 10.125% 1/15/2028	6,730	6,754
Weatherford International, Ltd. 6.50% 9/15/2028[7]	18,861	18,978
Weatherford International, Ltd. 8.625% 4/30/2030[7]	64,455	65,190
Western Midstream Operating, LP 3.10% 2/1/2025[9]	9,602	9,234
Western Midstream Operating, LP 4.50% 3/1/2028	5,710	5,279
Western Midstream Operating, LP 4.75% 8/15/2028	3,540	3,296
Williams Companies, Inc. 3.50% 11/15/2030	2,081	1,754
		2,433,528
Health care 1.68%
AbbVie, Inc. 2.95% 11/21/2026	2,890	2,677
AbbVie, Inc. 4.55% 3/15/2035	6,750	5,938
AbbVie, Inc. 4.30% 5/14/2036	1,003	852
AbbVie, Inc. 4.75% 3/15/2045	1,203	987
AdaptHealth, LLC 6.125% 8/1/2028[7]	3,395	2,791
AdaptHealth, LLC 4.625% 8/1/2029[7]	14,350	10,741
AdaptHealth, LLC 5.125% 3/1/2030[7]	4,725	3,584
Amgen, Inc. 5.25% 3/2/2030	10,312	9,903
Amgen, Inc. 5.25% 3/2/2033	8,082	7,541
Amgen, Inc. 5.60% 3/2/2043	11,250	10,040
Amgen, Inc. 5.65% 3/2/2053	6,581	5,793
Amgen, Inc. 4.40% 2/22/2062	3,999	2,769
Amgen, Inc. 5.75% 3/2/2063	11,250	9,752
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	4,778
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,650	2,086
AstraZeneca PLC 3.375% 11/16/2025	4,500	4,321
Avantor Funding, Inc. 4.625% 7/15/2028[7]	24,720	22,034
Avantor Funding, Inc. 3.875% 11/1/2029[7]	25,835	21,644
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	6,535	5,734
Bausch Health Americas, Inc. 8.50% 1/31/2027[7]	13,685	6,137
Bausch Health Companies, Inc. 5.50% 11/1/2025[7]	71,030	61,319
Bausch Health Companies, Inc. 9.00% 12/15/2025[7]	16,475	14,308
Bausch Health Companies, Inc. 4.875% 6/1/2028[7]	60,725	30,359
Bausch Health Companies, Inc. 5.25% 2/15/2031[7]	13,938	4,892
Baxter International, Inc. 1.322% 11/29/2024	11,489	10,920
Baxter International, Inc. 1.915% 2/1/2027	11,489	10,078
Baxter International, Inc. 2.272% 12/1/2028	6,534	5,409
Bayer US Finance II, LLC 3.875% 12/15/2023[7]	3,850	3,840
Bayer US Finance II, LLC 4.40% 7/15/2044[7]	13,090	9,293
Boston Scientific Corp. 1.90% 6/1/2025	9,109	8,571
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[7]	11,937	10,668
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[7]	9,655	7,601
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[7]	2,715	2,134
Centene Corp. 4.25% 12/15/2027	50,425	46,452
Centene Corp. 2.45% 7/15/2028	19,785	16,661
Centene Corp. 4.625% 12/15/2029	59,080	52,826
Centene Corp. 3.375% 2/15/2030	44,100	36,504
Centene Corp. 3.00% 10/15/2030	2,188	1,734
Centene Corp. 2.50% 3/1/2031	12,110	9,173
Centene Corp. 2.625% 8/1/2031	2,630	1,978
Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]	27,840	24,766
Charles River Laboratories International, Inc. 3.75% 3/15/2029[7]	2,500	2,113
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[7]	34,295	27,890
The Income Fund of America — Page 21 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[7]	USD8,870	$6,729
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[7]	29,625	21,066
CVS Health Corp. 5.00% 1/30/2029	8,663	8,295
CVS Health Corp. 5.30% 6/1/2033	9,084	8,394
CVS Health Corp. 5.875% 6/1/2053	2,834	2,481
Elevance Health, Inc. 2.375% 1/15/2025	2,046	1,964
Elevance Health, Inc. 4.90% 2/8/2026	6,445	6,326
Elevance Health, Inc. 4.75% 2/15/2033	3,648	3,310
Elevance Health, Inc. 5.125% 2/15/2053	1,546	1,284
Eli Lilly and Co. 3.375% 3/15/2029	1,353	1,232
Eli Lilly and Co. 4.70% 2/27/2033	5,110	4,801
Eli Lilly and Co. 4.875% 2/27/2053	1,563	1,356
Encompass Health Corp. 4.50% 2/1/2028	13,743	12,404
Encompass Health Corp. 4.75% 2/1/2030	4,560	3,945
Fortrea Holdings, Inc. 7.50% 7/1/2030[7]	13,995	13,523
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.074% 7/1/2030[8,10]	2,409	2,410
Gilead Sciences, Inc. 5.25% 10/15/2033	11,103	10,524
Gilead Sciences, Inc. 5.55% 10/15/2053	9,559	8,642
Grifols SA 4.75% 10/15/2028[7]	19,980	16,800
HCA, Inc. 5.875% 2/15/2026	13,870	13,751
HCA, Inc. 5.375% 9/1/2026	6,680	6,535
HCA, Inc. 5.625% 9/1/2028	15,915	15,403
HCA, Inc. 3.375% 3/15/2029	4,824	4,148
HCA, Inc. 3.625% 3/15/2032	5,000	4,018
HCA, Inc. 4.375% 3/15/2042	5,000	3,606
HCA, Inc. 4.625% 3/15/2052	4,747	3,308
IQVIA, Inc. 5.00% 5/15/2027[7]	11,510	10,840
IQVIA, Inc. 6.50% 5/15/2030[7]	6,515	6,328
Jazz Securities DAC 4.375% 1/15/2029[7]	14,125	12,296
Mallinckrodt International Finance SA 10.00% 4/15/2025[7]	12,820	9,820
Medline Borrower, LP 5.25% 10/1/2029[7]	19,695	16,784
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.689% 10/23/2028[8,10]	14,311	14,230
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,455	6,151
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	12,500	11,366
Merck & Co., Inc. 1.90% 12/10/2028	2,740	2,319
Merck & Co., Inc. 2.75% 12/10/2051	5,514	3,116
Molina Healthcare, Inc. 4.375% 6/15/2028[7]	25,980	23,158
Molina Healthcare, Inc. 3.875% 11/15/2030[7]	12,815	10,467
Molina Healthcare, Inc. 3.875% 5/15/2032[7]	32,460	25,545
Novant Health, Inc. 3.168% 11/1/2051	6,000	3,624
Novartis Capital Corp. 2.00% 2/14/2027	3,090	2,783
Option Care Health, Inc. 4.375% 10/31/2029[7]	16,705	13,980
Organon & Co. 4.125% 4/30/2028[7]	28,670	24,791
Owens & Minor, Inc. 4.50% 3/31/2029[7]	49,125	39,460
Owens & Minor, Inc. 6.625% 4/1/2030[7]	20,830	18,226
Par Pharmaceutical, Inc. 7.50% 4/1/2027[7]	79,502	53,986
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	6,550	6,263
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	4,250	3,998
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,788	1,644
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	5,250	4,611
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,712	1,499
Radiology Partners, Inc. 9.25% 2/1/2028[7]	35,255	13,293
The Income Fund of America — Page 22 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[8,10]	USD35,278	$26,432
Rede D’Or Finance SARL 4.95% 1/17/2028	1,820	1,628
Rede D’Or Finance SARL 4.50% 1/22/2030	8,840	7,216
RP Escrow Issuer, LLC 5.25% 12/15/2025[7]	31,235	22,288
Select Medical Corp. 6.25% 8/15/2026[7]	18,853	18,356
Summa Health 3.511% 11/15/2051	2,650	1,603
Surgery Center Holdings, Inc. 10.00% 4/15/2027[7]	9,612	9,603
Tenet Healthcare Corp. 4.875% 1/1/2026	86,640	83,116
Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	16,247
Tenet Healthcare Corp. 4.25% 6/1/2029	35,940	30,796
Tenet Healthcare Corp. 6.75% 5/15/2031[7]	20,010	19,027
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	2,435	2,048
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	29,110	28,932
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	495	491
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	86,320	76,079
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	98,070	89,164
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	179,930	172,225
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	108,360	94,684
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	11,406	11,262
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	110,935	66,489
UnitedHealth Group, Inc. 5.30% 2/15/2030	1,949	1,914
UnitedHealth Group, Inc. 4.20% 5/15/2032	524	465
UnitedHealth Group, Inc. 4.75% 5/15/2052	531	425
		1,846,914
Communication services 1.63%
Altice France Holding SA 10.50% 5/15/2027[7]	11,630	6,337
Altice France SA 5.125% 7/15/2029[7]	59,512	40,786
AT&T, Inc. 1.65% 2/1/2028	7,175	6,001
AT&T, Inc. 5.40% 2/15/2034	17,691	16,261
AT&T, Inc. 3.50% 9/15/2053	11,419	6,730
British Telecommunications PLC 9.625% 12/15/2030[9]	4,011	4,627
CCO Holdings, LLC 5.125% 5/1/2027[7]	13,485	12,428
CCO Holdings, LLC 5.00% 2/1/2028[7]	13,250	11,908
CCO Holdings, LLC 4.75% 3/1/2030[7]	28,837	23,830
CCO Holdings, LLC 4.50% 8/15/2030[7]	41,075	32,990
CCO Holdings, LLC 4.25% 2/1/2031[7]	43,950	34,236
CCO Holdings, LLC 4.75% 2/1/2032[7]	27,835	21,754
CCO Holdings, LLC 4.50% 5/1/2032	19,415	14,878
CCO Holdings, LLC 4.50% 6/1/2033[7]	43,890	32,772
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,195
Charter Communications Operating, LLC 5.25% 4/1/2053	10,500	7,451
Comcast Corp. 4.80% 5/15/2033	10,000	9,125
Comcast Corp. 2.887% 11/1/2051	11,570	6,395
Comcast Corp. 5.35% 5/15/2053	3,974	3,421
Connect Finco SARL 6.75% 10/1/2026[7]	30,000	27,999
CSC Holdings, LLC 3.375% 2/15/2031[7]	18,725	11,992
Diamond Sports Group, LLC 6.625% 8/15/2027[7,12]	27,190	289
DIRECTV Financing, LLC 5.875% 8/15/2027[7]	50,800	44,560
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.439% 8/2/2027[8,10]	11,824	11,522
DISH DBS Corp. 5.875% 11/15/2024	49,160	45,171
DISH DBS Corp. 7.75% 7/1/2026	8,590	5,766
The Income Fund of America — Page 23 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
DISH Network Corp. 11.75% 11/15/2027[7]	USD64,175	$63,622
Embarq Corp. 7.995% 6/1/2036	62,181	33,954
Fox Corp. 4.03% 1/25/2024	1,120	1,114
Frontier Communications Holdings, LLC 5.875% 10/15/2027[7]	19,330	17,639
Frontier Communications Holdings, LLC 5.00% 5/1/2028[7]	49,385	42,681
Frontier Communications Holdings, LLC 6.75% 5/1/2029[7]	42,815	33,933
Frontier Communications Holdings, LLC 5.875% 11/1/2029	12,195	9,181
Frontier Communications Holdings, LLC 6.00% 1/15/2030[7]	9,875	7,445
Frontier Communications Holdings, LLC 8.75% 5/15/2030[7]	9,700	9,253
Gray Escrow II, Inc. 5.375% 11/15/2031[7]	35,425	22,357
Gray Television, Inc. 5.875% 7/15/2026[7]	33,415	29,790
Gray Television, Inc. 4.75% 10/15/2030[7]	7,575	4,865
Intelsat Jackson Holdings SA 6.50% 3/15/2030[7]	43,640	38,426
Lamar Media Corp. 3.75% 2/15/2028	5,094	4,529
Lamar Media Corp. 4.875% 1/15/2029	21,525	19,759
Lamar Media Corp. 3.625% 1/15/2031	8,515	6,890
Level 3 Financing, Inc. 10.50% 5/15/2030[7]	141	141
Ligado Networks, LLC 15.50% PIK 11/13/2023[7,13]	60,328	15,082
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/13/2023[2,10,13]	4,115	4,115
Live Nation Entertainment, Inc. 4.75% 10/15/2027[7]	10,000	9,148
Lumen Technologies, Inc. 4.00% 2/15/2027[7]	15,350	10,375
Meta Platforms, Inc. 3.85% 8/15/2032	9,295	8,082
Midas OpCo Holdings, LLC 5.625% 8/15/2029[7]	16,750	13,863
Netflix, Inc. 3.625% 6/15/2025[7]	290	280
Netflix, Inc. 4.875% 4/15/2028	26,324	25,384
Netflix, Inc. 5.875% 11/15/2028	42,697	42,820
Netflix, Inc. 6.375% 5/15/2029	20,521	21,099
Netflix, Inc. 5.375% 11/15/2029[7]	39,589	38,416
Netflix, Inc. 4.875% 6/15/2030[7]	34,734	32,545
News Corp. 3.875% 5/15/2029[7]	17,450	14,955
News Corp. 5.125% 2/15/2032[7]	22,780	19,692
Nexstar Media, Inc. 4.75% 11/1/2028[7]	69,705	58,615
SBA Tower Trust 1.631% 11/15/2026[7]	23,592	20,447
Scripps Escrow II, Inc. 3.875% 1/15/2029[7]	7,300	5,549
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	57,450	48,910
Sirius XM Radio, Inc. 5.50% 7/1/2029[7]	5,030	4,463
Sirius XM Radio, Inc. 4.125% 7/1/2030[7]	19,300	15,344
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	39,135	29,508
Sprint Capital Corp. 6.875% 11/15/2028	13,710	14,080
Sprint, LLC 7.125% 6/15/2024	10,000	10,062
Sprint, LLC 7.625% 2/15/2025	36,000	36,541
Sprint, LLC 7.625% 3/1/2026	27,000	27,749
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	296	293
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	4,502	3,858
Tencent Holdings, Ltd. 2.39% 6/3/2030	1,256	994
T-Mobile USA, Inc. 2.25% 2/15/2026	8,000	7,366
T-Mobile USA, Inc. 2.625% 4/15/2026	6,250	5,782
T-Mobile USA, Inc. 2.05% 2/15/2028	11,475	9,788
T-Mobile USA, Inc. 4.95% 3/15/2028	7,235	6,964
T-Mobile USA, Inc. 4.80% 7/15/2028	8,750	8,328
T-Mobile USA, Inc. 2.625% 2/15/2029	5,585	4,689
T-Mobile USA, Inc. 2.40% 3/15/2029	2,929	2,438
T-Mobile USA, Inc. 2.55% 2/15/2031	1,790	1,395
T-Mobile USA, Inc. 2.875% 2/15/2031	26,123	20,829
The Income Fund of America — Page 24 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 2.70% 3/15/2032	USD6,775	$5,167
T-Mobile USA, Inc. 5.05% 7/15/2033	15,000	13,561
T-Mobile USA, Inc. 3.40% 10/15/2052	4,589	2,718
T-Mobile USA, Inc. 5.75% 1/15/2054	4,500	3,953
T-Mobile USA, Inc. 6.00% 6/15/2054	8,644	7,854
Univision Communications, Inc. 5.125% 2/15/2025[7]	6,102	5,965
Univision Communications, Inc. 6.625% 6/1/2027[7]	39,575	36,176
Univision Communications, Inc. 8.00% 8/15/2028[7]	3,150	2,977
Univision Communications, Inc. 4.50% 5/1/2029[7]	73,515	58,518
Univision Communications, Inc. 7.375% 6/30/2030[7]	9,250	8,154
UPC Broadband Finco BV 4.875% 7/15/2031[7]	48,900	39,084
UPC Holding BV 5.50% 1/15/2028[7]	7,975	6,965
Verizon Communications, Inc. 2.55% 3/21/2031	5,068	3,961
Verizon Communications, Inc. 2.355% 3/15/2032	6,696	5,010
Verizon Communications, Inc. 5.05% 5/9/2033	9,104	8,337
Verizon Communications, Inc. 3.40% 3/22/2041	10,000	6,752
Verizon Communications, Inc. 2.875% 11/20/2050	5,625	3,077
Virgin Media Secured Finance PLC 4.50% 8/15/2030[7]	26,070	21,528
VMED O2 UK Financing I PLC 4.25% 1/31/2031[7]	25,888	20,387
VMED O2 UK Financing I PLC 4.75% 7/15/2031[7]	1,068	861
Vodafone Group PLC 4.25% 9/17/2050	7,275	4,965
VZ Secured Financing BV 5.00% 1/15/2032[7]	21,790	16,548
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	17,133	16,563
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	20,795	19,149
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	5,500	4,868
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	5,480	4,546
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	6,475	4,800
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,370	3,803
WMG Acquisition Corp. 3.75% 12/1/2029[7]	3,621	3,044
WMG Acquisition Corp. 3.875% 7/15/2030[7]	24,344	20,260
WMG Acquisition Corp. 3.00% 2/15/2031[7]	7,235	5,623
Ziggo Bond Co. BV 5.125% 2/28/2030[7]	20,375	14,865
Ziggo BV 4.875% 1/15/2030[7]	17,345	13,868
ZipRecruiter, Inc. 5.00% 1/15/2030[7]	17,000	13,295
		1,794,053
Industrials 1.45%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[7]	6,588	6,413
Air Lease Corp. 2.875% 1/15/2026	21,796	20,236
Air Lease Corp. 2.20% 1/15/2027	11,245	9,861
Air Lease Corp. 5.30% 2/1/2028	13,000	12,441
Air Lease Corp. 2.10% 9/1/2028	5,900	4,845
Allison Transmission, Inc. 3.75% 1/30/2031[7]	25,185	19,986
Aramark Services, Inc. 5.00% 4/1/2025[7]	5,670	5,548
Ashtead Capital, Inc. 5.50% 8/11/2032[7]	18,158	16,259
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 11.324% 3/8/2029[8,10]	29,625	24,663
Atkore, Inc. 4.25% 6/1/2031[7]	12,215	10,110
Avis Budget Car Rental, LLC 5.75% 7/15/2027[7]	12,675	11,664
Avis Budget Car Rental, LLC 5.375% 3/1/2029[7]	18,760	16,087
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[7]	22,645	22,199
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[7]	17,179	15,327
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[7]	8,919	8,328
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[7]	17,000	14,975
The Income Fund of America — Page 25 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[7]	USD4,438	$3,708
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[7]	10,000	8,373
Boeing Co. 1.95% 2/1/2024	523	518
Boeing Co. 4.875% 5/1/2025	30,667	30,136
Boeing Co. 2.75% 2/1/2026	15,155	14,107
Boeing Co. 2.196% 2/4/2026	29,049	26,698
Boeing Co. 3.10% 5/1/2026	1,454	1,356
Boeing Co. 5.04% 5/1/2027	22,445	21,741
Boeing Co. 3.25% 2/1/2028	18,759	16,772
Boeing Co. 3.25% 3/1/2028	1,025	910
Boeing Co. 5.15% 5/1/2030	49,769	46,656
Boeing Co. 3.625% 2/1/2031	14,337	12,090
Boeing Co. 3.60% 5/1/2034	7,000	5,461
Boeing Co. 3.25% 2/1/2035	475	352
Boeing Co. 3.50% 3/1/2039	5,544	3,775
Boeing Co. 5.705% 5/1/2040	23,854	21,118
Boeing Co. 3.90% 5/1/2049	3,149	2,053
Boeing Co. 3.75% 2/1/2050	1,805	1,149
Boeing Co. 5.805% 5/1/2050	33,725	29,062
Bombardier, Inc. 7.50% 3/15/2025[7]	2,000	2,000
Bombardier, Inc. 7.125% 6/15/2026[7]	55,215	53,194
Bombardier, Inc. 7.875% 4/15/2027[7]	91,015	87,679
Bombardier, Inc. 6.00% 2/15/2028[7]	27,265	24,153
Bombardier, Inc. 7.50% 2/1/2029[7]	11,995	11,123
Brink’s Co. (The) 4.625% 10/15/2027[7]	12,800	11,589
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	10,000	6,677
BWX Technologies, Inc. 4.125% 6/30/2028[7]	5,190	4,573
BWX Technologies, Inc. 4.125% 4/15/2029[7]	13,360	11,438
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,515	3,127
Canadian Pacific Railway Co. 3.10% 12/2/2051	5,532	3,252
Carrier Global Corp. 2.722% 2/15/2030	2,000	1,630
Carrier Global Corp. 3.577% 4/5/2050	4,100	2,574
Chart Industries, Inc. 7.50% 1/1/2030[7]	11,063	10,878
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	12,595	10,830
Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]	25,820	21,809
Clean Harbors, Inc. 6.375% 2/1/2031[7]	14,638	13,931
CoreLogic, Inc. 4.50% 5/1/2028[7]	80,461	63,851
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.939% 6/4/2029[8,10]	3,525	2,845
Covanta Holding Corp. 4.875% 12/1/2029[7]	19,365	15,135
CSX Corp. 3.80% 3/1/2028	1,550	1,440
CSX Corp. 4.50% 3/15/2049	3,785	2,898
CSX Corp. 4.50% 11/15/2052	9,000	6,874
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[7]	44,192	38,067
Enviri Corp. 5.75% 7/31/2027[7]	14,770	12,499
General Dynamics Corp. 3.625% 4/1/2030	6,433	5,724
Honeywell International, Inc. 2.30% 8/15/2024	4,405	4,292
Icahn Enterprises, LP 4.75% 9/15/2024	17,320	16,628
Icahn Enterprises, LP 6.375% 12/15/2025	11,969	11,271
Icahn Enterprises, LP 6.25% 5/15/2026	16,641	15,225
Icahn Enterprises, LP 5.25% 5/15/2027	5,855	5,018
Icahn Enterprises, LP 4.375% 2/1/2029	9,625	7,423
Ingersoll-Rand, Inc. 5.40% 8/14/2028	1,261	1,229
Ingersoll-Rand, Inc. 5.70% 8/14/2033	160	151
The Income Fund of America — Page 26 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.324% 9/22/2028[8,10]	USD14,412	$14,402
L3Harris Technologies, Inc. 5.40% 7/31/2033	8,930	8,349
L3Harris Technologies, Inc. 5.60% 7/31/2053	7,775	6,878
Lockheed Martin Corp. 5.10% 11/15/2027	3,805	3,763
Lockheed Martin Corp. 4.45% 5/15/2028	9,373	8,988
Lockheed Martin Corp. 5.25% 1/15/2033	13,219	12,743
Lockheed Martin Corp. 4.75% 2/15/2034	20,000	18,394
Lockheed Martin Corp. 5.70% 11/15/2054	7,398	6,935
LSC Communications, Inc. 8.75% 10/15/2023[2,7,12]	25,850	78
LSC Communications, Inc., Term Loan B, (USD-Prime + 4.50%) 7.75% 9/30/2022[2,8,10,12]	3,697	11
Masco Corp. 1.50% 2/15/2028	8,605	7,155
Masco Corp. 2.00% 2/15/2031	4,970	3,729
Masco Corp. 3.125% 2/15/2051	2,294	1,291
MasTec, Inc. 4.50% 8/15/2028[7]	12,915	11,334
Mexico City Airport Trust 3.875% 4/30/2028[7]	770	681
Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,649
Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,216
Mexico City Airport Trust 5.50% 7/31/2047[7]	215	154
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	30,180	29,837
Moog, Inc. 4.25% 12/9/2027[7]	16,909	15,073
Mueller Water Products, Inc. 4.00% 6/15/2029[7]	5,110	4,375
Norfolk Southern Corp. 4.45% 3/1/2033	2,208	1,960
Norfolk Southern Corp. 3.05% 5/15/2050	3,727	2,165
Norfolk Southern Corp. 4.55% 6/1/2053	2,321	1,751
Norfolk Southern Corp. 5.35% 8/1/2054	8,113	6,931
Northrop Grumman Corp. 3.25% 1/15/2028	8,995	8,201
Otis Worldwide Corp. 2.293% 4/5/2027	2,440	2,175
PGT Innovations, Inc. 4.375% 10/1/2029[7]	14,320	13,382
PM General Purchaser, LLC 9.50% 10/1/2028[7]	90	85
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]	13,646	13,697
RTX Corp. 3.95% 8/16/2025	5,290	5,119
RTX Corp. 5.00% 2/27/2026	3,410	3,352
RTX Corp. 1.90% 9/1/2031	7,500	5,503
RTX Corp. 5.15% 2/27/2033	11,791	10,883
RTX Corp. 5.375% 2/27/2053	4,445	3,771
Sensata Technologies BV 4.00% 4/15/2029[7]	19,310	16,437
Sensata Technologies, Inc. 3.75% 2/15/2031[7]	7,225	5,792
Spirit AeroSystems, Inc. 7.50% 4/15/2025[7]	5,775	5,767
Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	32,424	33,338
Stericycle, Inc. 3.875% 1/15/2029[7]	29,450	25,055
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[7]	9,075	8,272
TransDigm, Inc. 6.25% 3/15/2026[7]	53,602	52,418
TransDigm, Inc. 5.50% 11/15/2027	55,399	51,630
TransDigm, Inc. 6.75% 8/15/2028[7]	14,390	13,990
TransDigm, Inc. 4.625% 1/15/2029	9,870	8,521
Triton Container International, Ltd. 1.15% 6/7/2024[7]	3,938	3,800
Triton Container International, Ltd. 3.15% 6/15/2031[7]	7,222	5,267
Triumph Group, Inc. 7.75% 8/15/2025	19,910	18,934
Triumph Group, Inc. 9.00% 3/15/2028[7]	50,877	49,477
Uber Technologies, Inc. 8.00% 11/1/2026[7]	22,165	22,341
Union Pacific Corp. 3.75% 7/15/2025	4,720	4,584
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,587
The Income Fund of America — Page 27 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.891% 4/6/2036	USD3,245	$2,380
Union Pacific Corp. 2.95% 3/10/2052	5,000	2,892
United Airlines, Inc. 4.375% 4/15/2026[7]	7,700	7,150
United Airlines, Inc. 4.625% 4/15/2029[7]	18,680	15,796
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,253
United Rentals (North America), Inc. 3.875% 2/15/2031	20,475	16,877
United Rentals (North America), Inc. 3.75% 1/15/2032	8,175	6,511
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[7,12]	1,649	8
WESCO Distribution, Inc. 7.125% 6/15/2025[7]	5,905	5,907
WESCO Distribution, Inc. 7.25% 6/15/2028[7]	6,435	6,401
Westinghouse Air Brake Technologies Corp. 4.15% 3/15/2024[9]	1,491	1,481
XPO, Inc. 7.125% 6/1/2031[7]	6,765	6,598
		1,599,478
Materials 1.06%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,857	1,642
Alcoa Nederland Holding BV 5.50% 12/15/2027[7]	11,340	10,759
Alcoa Nederland Holding BV 4.125% 3/31/2029[7]	1,971	1,719
Anglo American Capital PLC 2.25% 3/17/2028[7]	6,553	5,553
Anglo American Capital PLC 2.625% 9/10/2030[7]	16,107	12,615
ARD Finance SA 6.50% Cash 6/30/2027[7,13]	16,497	9,636
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[7]	13,540	10,174
ATI, Inc. 4.875% 10/1/2029	30,055	25,637
ATI, Inc. 7.25% 8/15/2030	14,815	14,279
ATI, Inc. 5.125% 10/1/2031	15,485	12,799
Avient Corp. 7.125% 8/1/2030[7]	6,900	6,646
Axalta Coating Systems, LLC 4.75% 6/15/2027[7]	14,076	12,976
Ball Corp. 6.875% 3/15/2028	30,745	30,687
Ball Corp. 6.00% 6/15/2029	22,810	21,899
Ball Corp. 3.125% 9/15/2031	20,755	16,094
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	8,000	7,700
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,181	3,869
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	9,895	9,306
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	3,472	3,161
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[7]	17,050	13,407
Celanese US Holdings, LLC 6.165% 7/15/2027	24,000	23,435
Celanese US Holdings, LLC 6.35% 11/15/2028	598	584
Celanese US Holdings, LLC 6.55% 11/15/2030	11,140	10,720
Celanese US Holdings, LLC 6.379% 7/15/2032	5,829	5,474
Celanese US Holdings, LLC 6.70% 11/15/2033	9,182	8,726
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[7]	9,025	8,983
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,268
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	50,625	48,287
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[7]	33,580	28,985
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[7]	27,000	25,068
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]	6,700	5,537
CRH America, Inc. 5.125% 5/18/2045[7]	350	284
CVR Partners, LP 6.125% 6/15/2028[7]	10,360	9,152
Dow Chemical Co. (The) 3.60% 11/15/2050	13,746	8,686
Element Solutions, Inc. 3.875% 9/1/2028[7]	21,085	17,964
First Quantum Minerals, Ltd. 7.50% 4/1/2025[7]	66,661	62,631
First Quantum Minerals, Ltd. 6.875% 3/1/2026[7]	70,093	61,682
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	110,196	94,023
FXI Holdings, Inc. 12.25% 11/15/2026[7]	38,416	31,981
The Income Fund of America — Page 28 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
FXI Holdings, Inc. 12.25% 11/15/2026[7]	USD33,682	$27,966
INEOS Finance PLC 6.75% 5/15/2028[7]	16,310	15,249
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[7]	3,375	2,800
Kaiser Aluminum Corp. 4.625% 3/1/2028[7]	20,295	16,930
Linde, Inc. 1.10% 8/10/2030	4,407	3,360
LSB Industries, Inc. 6.25% 10/15/2028[7]	21,205	18,835
LYB International Finance III, LLC 2.25% 10/1/2030	2,924	2,263
LYB International Finance III, LLC 4.20% 5/1/2050	4,106	2,720
LYB International Finance III, LLC 3.625% 4/1/2051	4,924	2,972
Methanex Corp. 5.125% 10/15/2027	80,404	73,657
Mineral Resources, Ltd. 8.125% 5/1/2027[7]	6,650	6,476
Mineral Resources, Ltd. 8.00% 11/1/2027[7]	8,875	8,586
Mineral Resources, Ltd. 9.25% 10/1/2028[7]	21,240	21,267
Mineral Resources, Ltd. 8.50% 5/1/2030[7]	21,240	20,361
Nova Chemicals Corp. 4.25% 5/15/2029[7]	9,800	7,257
Novelis Corp. 4.75% 1/30/2030[7]	27,653	23,492
Novelis Corp. 3.875% 8/15/2031[7]	21,782	17,046
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	54,585	47,195
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[7]	28,925	24,276
Scotts Miracle-Gro Co. 4.50% 10/15/2029	6,660	5,269
Scotts Miracle-Gro Co. 4.375% 2/1/2032	13,220	9,702
Sealed Air Corp. 4.00% 12/1/2027[7]	19,239	16,934
Sealed Air Corp. 6.125% 2/1/2028[7]	28,890	27,534
Sherwin-Williams Co. 3.80% 8/15/2049	10,414	6,912
SNF Group SA 3.375% 3/15/2030[7]	3,990	3,198
South32 Treasury, Ltd. 4.35% 4/14/2032[7]	2,793	2,297
Summit Materials, LLC 6.50% 3/15/2027[7]	9,760	9,513
Summit Materials, LLC 5.25% 1/15/2029[7]	12,425	11,263
Trivium Packaging Finance BV 5.50% 8/15/2026[7]	6,997	6,354
Trivium Packaging Finance BV 8.50% 8/15/2027[7]	5,615	4,694
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[8,10,13]	12,017	11,857
Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	23,532	22,982
Westlake Corp. 5.00% 8/15/2046	350	267
Westlake Corp. 4.375% 11/15/2047	300	208
		1,165,720
Utilities 0.80%
Abu Dhabi National Energy Co. PJSC 4.375% 4/23/2025[7]	5,800	5,676
Abu Dhabi National Energy Co. PJSC 4.375% 6/22/2026[7]	200	193
AEP Transmission Co., LLC 3.65% 4/1/2050	250	165
AES Corp. 3.30% 7/15/2025[7]	17,950	16,977
American Electric Power Co., Inc. 4.30% 12/1/2028	3,300	3,073
American Water Capital Corp. 2.80% 5/1/2030	1,200	998
AmeriGas Partners, LP 5.50% 5/20/2025	6,850	6,573
Baltimore Gas and Electric Co. 4.55% 6/1/2052	1,950	1,484
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	175	96
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,511	1,863
Calpine Corp. 5.125% 3/15/2028[7]	12,315	11,033
Calpine Corp. 3.75% 3/1/2031[7]	12,570	10,031
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]	2,500	2,239
Colbún SA 3.95% 10/11/2027[7]	1,554	1,422
Comision Federal de Electricidad 4.688% 5/15/2029[7]	14,525	12,907
Commonwealth Edison Co. 3.85% 3/15/2052	5,225	3,552
The Income Fund of America — Page 29 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consolidated Edison Company of New York, Inc. 3.60% 6/15/2061	USD8,390	$5,121
Consumers Energy Co. 4.625% 5/15/2033	7,684	6,965
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024	2,550	2,490
Duke Energy Carolinas, LLC 4.95% 1/15/2033	1,868	1,726
Duke Energy Corp. 2.55% 6/15/2031	2,262	1,745
Duke Energy Corp. 4.50% 8/15/2032	1,830	1,599
Duke Energy Corp. 5.75% 9/15/2033	1,946	1,850
Duke Energy Indiana, LLC 4.90% 7/15/2043	14,785	12,167
Duke Energy Indiana, LLC 3.25% 10/1/2049	3,100	1,857
Duke Energy Progress, LLC 4.15% 12/1/2044	1,836	1,343
Edison International 3.55% 11/15/2024	18,715	18,186
Edison International 4.95% 4/15/2025	400	392
Edison International 5.75% 6/15/2027	6,745	6,634
Edison International 4.125% 3/15/2028	5,866	5,343
Edison International 5.25% 11/15/2028	6,900	6,551
Edison International 6.95% 11/15/2029	1,650	1,678
EDP Finance BV 3.625% 7/15/2024[7]	10,175	9,982
Electricité de France SA 6.25% 5/23/2033[7]	5,500	5,349
Electricité de France SA 4.75% 10/13/2035[7]	8,250	6,923
Electricité de France SA 4.875% 9/21/2038[7]	1,750	1,384
Electricité de France SA 6.90% 5/23/2053[7]	1,736	1,617
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,9]	3,400	3,498
Emera US Finance, LP 0.833% 6/15/2024	1,675	1,613
Emera US Finance, LP 2.639% 6/15/2031	2,100	1,589
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9,11]	36,024	34,013
Enel Generacion Chile SA 4.25% 4/15/2024	900	891
Entergy Corp. 2.80% 6/15/2030	6,650	5,403
Entergy Louisiana, LLC 4.20% 9/1/2048	5,125	3,658
Eversource Energy 3.80% 12/1/2023	4,095	4,088
FirstEnergy Corp. 1.60% 1/15/2026	989	892
FirstEnergy Corp. 2.65% 3/1/2030	2,500	2,019
FirstEnergy Corp. 2.25% 9/1/2030	900	695
FirstEnergy Corp. 3.40% 3/1/2050	15,250	9,240
FirstEnergy Corp., Series B, 4.15% 7/15/2027	49,187	45,568
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	10,750	9,203
Florida Power & Light Co. 3.30% 5/30/2027	600	553
Florida Power & Light Co. 5.30% 4/1/2053	892	779
Georgia Power Co. 2.65% 9/15/2029	450	378
Georgia Power Co. 3.70% 1/30/2050	1,862	1,225
Interstate Power and Light Co. 3.25% 12/1/2024	3,250	3,158
Israel Electric Corp., Ltd. 8.10% 12/15/2096[7]	4,905	5,046
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]	1,025	787
MidAmerican Energy Co. 5.35% 1/15/2034	925	890
MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,180
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]	1,325	1,217
Mississippi Power Co. 3.95% 3/30/2028	6,437	5,952
Mississippi Power Co. 4.25% 3/15/2042	2,550	1,878
Monongahela Power Co. 3.55% 5/15/2027[7]	2,550	2,349
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	2,975	2,974
NiSource, Inc. 5.40% 6/30/2033	991	923
Northern States Power Co. 3.20% 4/1/2052	4,715	2,824
Northern States Power Co. 5.10% 5/15/2053	512	434
Pacific Gas and Electric Co. 1.70% 11/15/2023	6,950	6,939
The Income Fund of America — Page 30 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.85% 11/15/2023	USD8,710	$8,703
Pacific Gas and Electric Co. 3.40% 8/15/2024	4,510	4,408
Pacific Gas and Electric Co. 3.15% 1/1/2026	43,225	40,022
Pacific Gas and Electric Co. 2.95% 3/1/2026	22,350	20,524
Pacific Gas and Electric Co. 3.30% 3/15/2027	10,999	9,867
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	876
Pacific Gas and Electric Co. 3.30% 12/1/2027	25,208	21,965
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,085	7,694
Pacific Gas and Electric Co. 3.75% 7/1/2028	14,600	12,810
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,211	9,237
Pacific Gas and Electric Co. 6.10% 1/15/2029	8,590	8,270
Pacific Gas and Electric Co. 4.55% 7/1/2030	64,037	55,456
Pacific Gas and Electric Co. 2.50% 2/1/2031	29,216	21,674
Pacific Gas and Electric Co. 3.25% 6/1/2031	5,850	4,545
Pacific Gas and Electric Co. 6.15% 1/15/2033	6,799	6,262
Pacific Gas and Electric Co. 6.40% 6/15/2033	8,993	8,444
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,050	2,460
Pacific Gas and Electric Co. 3.75% 8/15/2042	17,045	10,509
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,080	2,831
Pacific Gas and Electric Co. 6.75% 1/15/2053	2,425	2,148
PacifiCorp 4.125% 1/15/2049	11,000	7,373
PacifiCorp 3.30% 3/15/2051	1,150	657
PG&E Corp. 5.00% 7/1/2028	46,990	42,614
PG&E Corp. 5.25% 7/1/2030	56,940	49,961
Progress Energy, Inc. 7.00% 10/30/2031	4,000	4,187
Public Service Company of Colorado 5.25% 4/1/2053	1,236	1,035
Public Service Electric and Gas Co. 3.15% 1/1/2050	1,950	1,196
Southern California Edison Co. 1.10% 4/1/2024	5,000	4,901
Southern California Edison Co. 3.70% 8/1/2025	450	432
Southern California Edison Co. 4.70% 6/1/2027	1,259	1,212
Southern California Edison Co. 4.20% 3/1/2029	14,250	13,116
Southern California Edison Co. 2.85% 8/1/2029	8,900	7,571
Southern California Edison Co. 2.25% 6/1/2030	176	139
Southern California Edison Co. 2.75% 2/1/2032	5,656	4,406
Southern California Edison Co. 5.75% 4/1/2035	4,400	4,148
Southern California Edison Co. 5.35% 7/15/2035	17,725	16,290
Southern California Edison Co. 5.625% 2/1/2036	16,750	15,337
Southern California Edison Co. 5.55% 1/15/2037	3,556	3,211
Southern California Edison Co. 5.95% 2/1/2038	9,331	8,682
Southern California Edison Co. 4.50% 9/1/2040	18,752	14,577
Southern California Edison Co. 3.60% 2/1/2045	10,875	7,075
Southern California Edison Co. 4.00% 4/1/2047	9,817	6,729
Southern California Edison Co. 4.125% 3/1/2048	2,703	1,877
Southern California Edison Co. 3.65% 6/1/2051	167	105
Southern California Edison Co. 3.45% 2/1/2052	2,181	1,307
Southern Co. (The) 4.25% 7/1/2036	1,300	1,055
Southern Co. (The) 4.40% 7/1/2046	2,100	1,551
Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,595
Talen Energy Supply, LLC 8.625% 6/1/2030[7]	11,294	11,487
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.876% 5/17/2030[8,10]	17,085	17,131
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	20,300	16,911
Virginia Electric & Power 2.40% 3/30/2032	4,275	3,247
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	224
The Income Fund of America — Page 31 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 1.75% 3/15/2027	USD225	$196
Xcel Energy, Inc. 2.60% 12/1/2029	3,500	2,895
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	1,883
		880,058
Real estate 0.71%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	895
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	3,964
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	1,928
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	7,073	4,823
American Tower Corp. 1.45% 9/15/2026	9,408	8,261
American Tower Corp. 3.55% 7/15/2027	2,525	2,298
American Tower Corp. 2.30% 9/15/2031	2,500	1,845
American Tower Corp. 2.95% 1/15/2051	5,000	2,665
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[7]	19,335	12,204
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[7]	20,205	12,602
Boston Properties, LP 6.75% 12/1/2027	25,000	24,616
Boston Properties, LP 2.90% 3/15/2030	2,310	1,773
Boston Properties, LP 3.25% 1/30/2031	1,121	851
Boston Properties, LP 2.55% 4/1/2032	4,508	3,130
Boston Properties, LP 2.45% 10/1/2033	1,719	1,118
Boston Properties, LP 6.50% 1/15/2034	32,801	29,971
Brookfield Property REIT, Inc. 5.75% 5/15/2026[7]	17,810	16,328
Brookfield Property REIT, Inc. 4.50% 4/1/2027[7]	7,860	6,566
Corporate Office Properties, LP 2.75% 4/15/2031	9,064	6,648
Corporate Office Properties, LP 2.90% 12/1/2033	1,275	868
Equinix, Inc. 1.45% 5/15/2026	15,835	14,149
Equinix, Inc. 3.40% 2/15/2052	828	492
Essex Portfolio, LP 3.875% 5/1/2024	5,900	5,822
Essex Portfolio, LP 3.50% 4/1/2025	1,920	1,850
Extra Space Storage, LP 2.35% 3/15/2032	2,199	1,613
GLP Capital, LP 3.35% 9/1/2024	2,526	2,456
Howard Hughes Corp. (The) 5.375% 8/1/2028[7]	62,215	54,760
Howard Hughes Corp. (The) 4.125% 2/1/2029[7]	40,170	32,278
Howard Hughes Corp. (The) 4.375% 2/1/2031[7]	69,790	53,208
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,800	2,739
Iron Mountain, Inc. 4.875% 9/15/2027[7]	10,665	9,760
Iron Mountain, Inc. 5.25% 3/15/2028[7]	17,489	16,017
Iron Mountain, Inc. 5.00% 7/15/2028[7]	15,096	13,526
Iron Mountain, Inc. 4.875% 9/15/2029[7]	9,300	8,112
Iron Mountain, Inc. 5.25% 7/15/2030[7]	33,830	29,417
Iron Mountain, Inc. 4.50% 2/15/2031[7]	28,900	23,671
Kennedy-Wilson, Inc. 4.75% 3/1/2029	67,927	51,184
Kennedy-Wilson, Inc. 4.75% 2/1/2030	48,476	35,439
Kennedy-Wilson, Inc. 5.00% 3/1/2031	53,703	38,580
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[7]	3,169	3,016
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]	26,434	23,119
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[7]	16,128	12,991
MPT Operating Partnership, LP 5.00% 10/15/2027	6,300	4,873
MPT Operating Partnership, LP 3.50% 3/15/2031	5,178	3,145
Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]	14,600	12,197
Prologis, LP 4.875% 6/15/2028	10,841	10,435
Prologis, LP 4.75% 6/15/2033	7,957	7,130
Prologis, LP 5.125% 1/15/2034	9,000	8,247
The Income Fund of America — Page 32 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 5.25% 6/15/2053	USD3,413	$2,873
Public Storage Operating Co. 1.85% 5/1/2028	8,037	6,811
Public Storage Operating Co. 1.95% 11/9/2028	8,107	6,795
Public Storage Operating Co. 2.30% 5/1/2031	6,742	5,237
RHP Hotel Properties, LP 4.50% 2/15/2029[7]	18,765	15,990
RLJ Lodging Trust, LP 4.00% 9/15/2029[7]	17,780	14,511
Scentre Group Trust 1 3.50% 2/12/2025[7]	5,455	5,274
Scentre Group Trust 1 3.25% 10/28/2025[7]	10,365	9,808
Scentre Group Trust 1 3.75% 3/23/2027[7]	3,000	2,778
Service Properties Trust 4.35% 10/1/2024	8,540	8,200
Service Properties Trust 4.50% 3/15/2025	11,470	10,723
Service Properties Trust 4.75% 10/1/2026	10,740	9,141
Service Properties Trust 4.95% 2/15/2027	1,748	1,457
Service Properties Trust 5.50% 12/15/2027	5,215	4,408
Service Properties Trust 3.95% 1/15/2028	5,475	4,099
Service Properties Trust 4.95% 10/1/2029	8,507	6,142
Service Properties Trust 4.375% 2/15/2030	3,075	2,124
Sun Communities Operating, LP 2.30% 11/1/2028	6,066	4,982
Sun Communities Operating, LP 2.70% 7/15/2031	2,191	1,636
VICI Properties, LP 3.50% 2/15/2025[7]	1,320	1,260
VICI Properties, LP 4.625% 6/15/2025[7]	11,545	11,100
VICI Properties, LP 4.25% 12/1/2026[7]	3,660	3,381
VICI Properties, LP 3.875% 2/15/2029[7]	14,460	12,290
VICI Properties, LP 4.625% 12/1/2029[7]	140	121
VICI Properties, LP 4.125% 8/15/2030[7]	14,885	12,294
		787,015
Consumer staples 0.66%
7-Eleven, Inc. 0.80% 2/10/2024[7]	11,565	11,394
7-Eleven, Inc. 0.95% 2/10/2026[7]	4,700	4,211
7-Eleven, Inc. 1.30% 2/10/2028[7]	5,531	4,576
Albertsons Companies, Inc. 3.50% 3/15/2029[7]	10,585	9,036
Altria Group, Inc. 5.80% 2/14/2039	16,525	14,699
Altria Group, Inc. 3.875% 9/16/2046	1,844	1,140
Altria Group, Inc. 3.70% 2/4/2051	7,153	4,171
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	518	487
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	9,095	7,822
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	700	568
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	3,550	3,223
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	3,400	2,702
B&G Foods, Inc. 5.25% 4/1/2025	1,738	1,670
B&G Foods, Inc. 5.25% 9/15/2027	21,515	17,725
B&G Foods, Inc. 8.00% 9/15/2028[7]	5,760	5,620
BAT Capital Corp. 3.215% 9/6/2026	8,308	7,697
BAT Capital Corp. 3.557% 8/15/2027	758	687
BAT Capital Corp. 2.259% 3/25/2028	9,610	8,068
BAT Capital Corp. 6.343% 8/2/2030	12,573	12,207
BAT Capital Corp. 4.742% 3/16/2032	8,000	6,878
BAT Capital Corp. 6.421% 8/2/2033	11,084	10,450
BAT Capital Corp. 4.39% 8/15/2037	1,873	1,362
BAT Capital Corp. 7.079% 8/2/2043	7,650	6,979
BAT Capital Corp. 4.54% 8/15/2047	13,948	9,031
BAT Capital Corp. 5.282% 4/2/2050	1,700	1,210
BAT Capital Corp. 3.984% 9/25/2050	4,996	2,942
The Income Fund of America — Page 33 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 7.081% 8/2/2053	USD12,389	$11,065
BAT International Finance PLC 3.95% 6/15/2025[7]	9,000	8,750
BAT International Finance PLC 1.668% 3/25/2026	8,990	8,098
BAT International Finance PLC 4.448% 3/16/2028	8,000	7,374
BAT International Finance PLC 5.931% 2/2/2029	10,545	10,257
Central Garden & Pet Co. 4.125% 10/15/2030	22,866	18,677
Central Garden & Pet Co. 4.125% 4/30/2031[7]	14,745	11,748
Conagra Brands, Inc. 1.375% 11/1/2027	2,000	1,665
Constellation Brands, Inc. 2.25% 8/1/2031	4,463	3,394
Coty, Inc. 5.00% 4/15/2026[7]	3,000	2,869
Coty, Inc. 4.75% 1/15/2029[7]	14,380	12,746
Darling Ingredients, Inc. 5.25% 4/15/2027[7]	19,295	18,378
Darling Ingredients, Inc. 6.00% 6/15/2030[7]	14,615	13,726
Energizer Holdings, Inc. 4.375% 3/31/2029[7]	29,890	24,434
Ingles Markets, Inc. 4.00% 6/15/2031[7]	21,200	16,880
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	8,804
J. M. Smucker Co. (The) 6.20% 11/15/2033	8,177	7,952
J. M. Smucker Co. (The) 6.50% 11/15/2043	1,469	1,395
J. M. Smucker Co. (The) 6.50% 11/15/2053	5,399	5,095
JBS USA Lux SA 2.50% 1/15/2027	12,702	11,165
JBS USA Lux SA 3.00% 2/2/2029	9,210	7,589
JBS USA Lux SA 5.50% 1/15/2030	1,120	1,024
JBS USA Lux SA 3.625% 1/15/2032	5,113	3,935
JBS USA Lux SA 3.00% 5/15/2032	9,000	6,553
JBS USA Lux SA 5.75% 4/1/2033	7,158	6,331
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[7]	39,332	35,619
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[7]	10,300	8,767
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	33,025	28,048
Nestlé Holdings, Inc. 4.85% 3/14/2033[7]	983	923
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.24% 10/1/2026[8,10]	45,334	45,331
PepsiCo, Inc. 2.625% 10/21/2041	12,500	8,010
PepsiCo, Inc. 3.625% 3/19/2050	3,109	2,173
PepsiCo, Inc. 2.75% 10/21/2051	6,891	4,008
Performance Food Group, Inc. 5.50% 10/15/2027[7]	12,980	12,151
Performance Food Group, Inc. 4.25% 8/1/2029[7]	12,645	10,683
Philip Morris International, Inc. 4.875% 2/13/2026	3,878	3,810
Philip Morris International, Inc. 5.125% 11/17/2027	6,947	6,774
Philip Morris International, Inc. 4.875% 2/15/2028	22,250	21,390
Philip Morris International, Inc. 5.625% 11/17/2029	3,350	3,280
Philip Morris International, Inc. 5.125% 2/15/2030	12,323	11,613
Philip Morris International, Inc. 1.75% 11/1/2030	9,986	7,488
Post Holdings, Inc. 5.625% 1/15/2028[7]	9,935	9,243
Post Holdings, Inc. 5.50% 12/15/2029[7]	20,825	18,593
Post Holdings, Inc. 4.625% 4/15/2030[7]	42,641	35,765
Prestige Brands, Inc. 5.125% 1/15/2028[7]	8,162	7,533
Prestige Brands, Inc. 3.75% 4/1/2031[7]	8,045	6,398
Reynolds American, Inc. 5.70% 8/15/2035	3,130	2,683
Reynolds American, Inc. 5.85% 8/15/2045	15,099	11,812
Simmons Foods, Inc. 4.625% 3/1/2029[7]	35,247	28,671
United Natural Foods, Inc. 6.75% 10/15/2028[7]	4,500	3,545
US Foods, Inc. 4.625% 6/1/2030[7]	12,455	10,647
		731,417
The Income Fund of America — Page 34 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.60%	Principal amount (000)	Value (000)
Analog Devices, Inc. 1.70% 10/1/2028	USD4,459	$3,732
Analog Devices, Inc. 2.10% 10/1/2031	3,937	3,037
Analog Devices, Inc. 2.80% 10/1/2041	4,586	2,911
Analog Devices, Inc. 2.95% 10/1/2051	5,668	3,324
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]	17,037	15,055
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	876	834
Broadcom Corp. 3.875% 1/15/2027	6,974	6,521
Broadcom, Inc. 3.15% 11/15/2025	954	904
Broadcom, Inc. 4.00% 4/15/2029[7]	1,610	1,439
Broadcom, Inc. 4.15% 4/15/2032[7]	5,623	4,759
Broadcom, Inc. 3.419% 4/15/2033[7]	3,146	2,447
Broadcom, Inc. 3.469% 4/15/2034[7]	13,949	10,633
Broadcom, Inc. 3.187% 11/15/2036[7]	1,250	866
Broadcom, Inc. 4.926% 5/15/2037[7]	24,469	20,405
Cloud Software Group, Inc. 9.00% 9/30/2029[7]	22,480	19,164
CommScope Technologies, LLC 6.00% 6/15/2025[7]	6,105	3,672
CommScope Technologies, LLC 5.00% 3/15/2027[7]	11,425	4,216
CommScope, Inc. 6.00% 3/1/2026[7]	37,400	30,621
CommScope, Inc. 8.25% 3/1/2027[7]	13,909	5,796
CommScope, Inc. 7.125% 7/1/2028[7]	7,651	2,876
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,4,8,10,12]	4,289	772
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[4,7,8,10]	170,334	169,837
Entegris Escrow Corp. 4.75% 4/15/2029[7]	9,145	8,199
Entegris, Inc. 3.625% 5/1/2029[7]	30,000	25,119
Fair Isaac Corp. 4.00% 6/15/2028[7]	11,530	10,280
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[6,8,10]	648	648
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[6,8,10]	33,727	33,727
Gartner, Inc. 4.50% 7/1/2028[7]	17,125	15,434
Gartner, Inc. 3.625% 6/15/2029[7]	6,543	5,532
Gartner, Inc. 3.75% 10/1/2030[7]	5,300	4,395
Hughes Satellite Systems Corp. 5.25% 8/1/2026	21,878	19,697
Hughes Satellite Systems Corp. 6.625% 8/1/2026	30,153	25,585
Intel Corp. 5.20% 2/10/2033	12,500	11,806
Intel Corp. 5.70% 2/10/2053	8,250	7,389
Intuit, Inc. 5.50% 9/15/2053	5,000	4,552
Microsoft Corp. 2.875% 2/6/2024	6,865	6,817
Microsoft Corp. 2.921% 3/17/2052	6,000	3,707
NCR Atleos Escrow Corp. 9.50% 4/1/2029[7]	39,008	38,278
NCR Voyix Corp. 5.125% 4/15/2029[7]	14,700	12,657
Oracle Corp. 3.60% 4/1/2050	4,394	2,695
Oracle Corp. 5.55% 2/6/2053	4,050	3,368
Rocket Software, Inc. 6.50% 2/15/2029[7]	13,500	11,025
Simon Property Group, LP 3.50% 9/1/2025	3,750	3,594
Simon Property Group, LP 2.65% 7/15/2030	4,100	3,307
Synaptics, Inc. 4.00% 6/15/2029[7]	3,700	3,057
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[8,10]	19,818	18,827
Unisys Corp. 6.875% 11/1/2027[7]	3,200	2,348
Viasat, Inc. 5.625% 9/15/2025[7]	7,950	7,393
Viasat, Inc. 5.625% 4/15/2027[7]	1,775	1,551
The Income Fund of America — Page 35 of 60

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Viasat, Inc. 6.50% 7/15/2028[7]	USD11,025	$7,826
Viasat, Inc. 7.50% 5/30/2031[7]	48,655	31,908
Viavi Solutions, Inc. 3.75% 10/1/2029[7]	4,675	3,644
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,9]	11,510	10,558
		658,744
Total corporate bonds, notes & loans		18,395,582
Mortgage-backed obligations 4.03% Federal agency mortgage-backed obligations 3.67%
Fannie Mae Pool #995265 5.50% 1/1/2024[14]	— [3]	— [3]
Fannie Mae Pool #932119 4.50% 11/1/2024[14]	33	33
Fannie Mae Pool #AD3149 4.50% 4/1/2025[14]	16	16
Fannie Mae Pool #AD6392 4.50% 5/1/2025[14]	33	33
Fannie Mae Pool #AD5692 4.50% 5/1/2025[14]	20	20
Fannie Mae Pool #AD6119 4.50% 6/1/2025[14]	22	22
Fannie Mae Pool #AD8191 4.00% 9/1/2025[14]	30	29
Fannie Mae Pool #AI6180 4.00% 7/1/2026[14]	25	24
Fannie Mae Pool #AL2940 3.50% 11/1/2027[14]	102	98
Fannie Mae Pool #AL8347 4.00% 3/1/2029[14]	83	81
Fannie Mae Pool #FM8013 5.50% 4/1/2031[14]	234	233
Fannie Mae Pool #BM1231 3.50% 11/1/2031[14]	100	97
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[14]	141	131
Fannie Mae Pool #254767 5.50% 6/1/2033[14]	90	89
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[14]	133	127
Fannie Mae Pool #MA3541 4.00% 12/1/2033[14]	120	113
Fannie Mae Pool #BN1085 4.00% 1/1/2034[14]	7	7
Fannie Mae Pool #MA3611 4.00% 3/1/2034[14]	51	48
Fannie Mae Pool #735228 5.50% 2/1/2035[14]	79	78
Fannie Mae Pool #878099 6.00% 4/1/2036[14]	119	121
Fannie Mae Pool #880426 6.00% 4/1/2036[14]	55	54
Fannie Mae Pool #256308 6.00% 7/1/2036[14]	123	124
Fannie Mae Pool #888795 5.50% 11/1/2036[14]	549	539
Fannie Mae Pool #AS8554 3.00% 12/1/2036[14]	10,284	8,910
Fannie Mae Pool #BE4703 3.00% 12/1/2036[14]	528	457
Fannie Mae Pool #936999 6.00% 7/1/2037[14]	326	325
Fannie Mae Pool #945832 6.50% 8/1/2037[14]	56	57
Fannie Mae Pool #888637 6.00% 9/1/2037[14]	835	838
Fannie Mae Pool #950991 6.00% 10/1/2037[14]	237	235
Fannie Mae Pool #995674 6.00% 5/1/2038[14]	468	470
Fannie Mae Pool #929964 6.00% 9/1/2038[14]	264	265
Fannie Mae Pool #AE0967 3.50% 6/1/2039[14]	79	69
Fannie Mae Pool #AC0479 6.00% 9/1/2039[14]	234	234
Fannie Mae Pool #AE0443 6.50% 10/1/2039[14]	101	103
Fannie Mae Pool #932274 4.50% 12/1/2039[14]	4,179	3,847
Fannie Mae Pool #AD4927 5.00% 6/1/2040[14]	1,205	1,152
Fannie Mae Pool #AE4483 4.00% 9/1/2040[14]	1,065	951
Fannie Mae Pool #AE8073 4.00% 12/1/2040[14]	97	87
Fannie Mae Pool #AE0828 3.50% 2/1/2041[14]	32	28
Fannie Mae Pool #AB2470 4.50% 3/1/2041[14]	15	14
Fannie Mae Pool #AI3422 5.00% 5/1/2041[14]	48	46
Fannie Mae Pool #AI4836 5.00% 6/1/2041[14]	46	44
Fannie Mae Pool #MA4387 2.00% 7/1/2041[14]	11,535	9,115
Fannie Mae Pool #AI5571 5.00% 7/1/2041[14]	38	37
The Income Fund of America — Page 36 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI8482 5.00% 8/1/2041[14]	USD50	$48
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[14]	33	29
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[14]	98	88
Fannie Mae Pool #AB4050 4.00% 12/1/2041[14]	189	170
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[14]	111	99
Fannie Mae Pool #FS0305 1.50% 1/1/2042[14]	38,389	28,762
Fannie Mae Pool #890407 4.00% 2/1/2042[14]	259	232
Fannie Mae Pool #AL2745 4.00% 3/1/2042[14]	763	683
Fannie Mae Pool #AB5377 3.50% 6/1/2042[14]	11,429	10,044
Fannie Mae Pool #AO9140 3.50% 7/1/2042[14]	3,849	3,382
Fannie Mae Pool #AU3742 3.50% 8/1/2043[14]	7,318	6,385
Fannie Mae Pool #AU8813 4.00% 11/1/2043[14]	1,402	1,248
Fannie Mae Pool #AU9348 4.00% 11/1/2043[14]	976	869
Fannie Mae Pool #AU9350 4.00% 11/1/2043[14]	811	720
Fannie Mae Pool #FM9416 3.50% 7/1/2045[14]	26,579	22,866
Fannie Mae Pool #AL8354 3.50% 10/1/2045[14]	4,140	3,577
Fannie Mae Pool #BC0157 3.50% 1/1/2046[14]	19,368	16,731
Fannie Mae Pool #AL8522 3.50% 5/1/2046[14]	8,840	7,625
Fannie Mae Pool #AS8310 3.00% 11/1/2046[14]	1,464	1,219
Fannie Mae Pool #BM1179 3.00% 4/1/2047[14]	1,736	1,437
Fannie Mae Pool #947661 6.50% 10/1/2047[14]	32	31
Fannie Mae Pool #947554 7.00% 10/1/2047[14]	134	136
Fannie Mae Pool #920015 7.00% 10/1/2047[14]	34	34
Fannie Mae Pool #CA0770 3.50% 11/1/2047[14]	292	249
Fannie Mae Pool #257036 7.00% 11/1/2047[14]	9	9
Fannie Mae Pool #CA0854 3.50% 12/1/2047[14]	5,603	4,786
Fannie Mae Pool #BM4413 4.50% 12/1/2047[14]	3,082	2,812
Fannie Mae Pool #FM7341 4.00% 3/1/2048[14]	27	24
Fannie Mae Pool #CA1542 4.00% 4/1/2048[14]	5,134	4,523
Fannie Mae Pool #BF0293 3.00% 7/1/2048[14]	8,329	6,764
Fannie Mae Pool #BF0318 3.50% 8/1/2048[14]	6,860	5,803
Fannie Mae Pool #FM1784 4.00% 9/1/2048[14]	7,053	6,207
Fannie Mae Pool #CA3184 4.00% 3/1/2049[14]	9,391	8,263
Fannie Mae Pool #FM3280 3.50% 5/1/2049[14]	6,908	5,968
Fannie Mae Pool #CA3807 3.00% 7/1/2049[14]	1,708	1,398
Fannie Mae Pool #CA3806 3.00% 7/1/2049[14]	1,125	924
Fannie Mae Pool #CA3814 3.50% 7/1/2049[14]	30,785	26,232
Fannie Mae Pool #CA3976 4.00% 8/1/2049[14]	52,178	45,879
Fannie Mae Pool #FM1668 4.00% 8/1/2049[14]	5,520	4,851
Fannie Mae Pool #CA4112 3.50% 9/1/2049[14]	34,065	29,027
Fannie Mae Pool #FM1589 3.50% 9/1/2049[14]	2,909	2,474
Fannie Mae Pool #CA4432 4.00% 10/1/2049[14]	5,975	5,246
Fannie Mae Pool #FM1954 3.50% 11/1/2049[14]	4,467	3,798
Fannie Mae Pool #CA4756 3.00% 12/1/2049[14]	21,004	17,146
Fannie Mae Pool #CA4802 3.50% 12/1/2049[14]	25,290	21,488
Fannie Mae Pool #CA4804 3.50% 12/1/2049[14]	22,580	19,190
Fannie Mae Pool #FM2092 3.50% 12/1/2049[14]	12,735	10,828
Fannie Mae Pool #CA5968 2.50% 6/1/2050[14]	17,006	13,328
Fannie Mae Pool #CA6349 3.00% 7/1/2050[14]	2,972	2,401
Fannie Mae Pool #CA6593 2.50% 8/1/2050[14]	752	587
Fannie Mae Pool #CA6740 3.00% 8/1/2050[14]	1,720	1,389
Fannie Mae Pool #MA4119 2.00% 9/1/2050[14]	72,262	53,520
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[14]	15,442	11,450
Fannie Mae Pool #CA7028 2.50% 9/1/2050[14]	2,584	2,025
The Income Fund of America — Page 37 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA7052 3.00% 9/1/2050[14]	USD632	$510
Fannie Mae Pool #MA4158 2.00% 10/1/2050[14]	49,153	36,514
Fannie Mae Pool #CA7381 3.00% 10/1/2050[14]	2,735	2,209
Fannie Mae Pool #CA7599 2.50% 11/1/2050[14]	45,860	35,917
Fannie Mae Pool #CA7737 2.50% 11/1/2050[14]	19,238	14,851
Fannie Mae Pool #FM4897 3.00% 11/1/2050[14]	29,355	24,103
Fannie Mae Pool #MA4208 2.00% 12/1/2050[14]	45,809	34,021
Fannie Mae Pool #CA8130 2.50% 12/1/2050[14]	16,376	12,682
Fannie Mae Pool #FM5173 2.50% 12/1/2050[14]	8,946	6,928
Fannie Mae Pool #CA8046 3.00% 12/1/2050[14]	8,564	7,027
Fannie Mae Pool #CA8285 3.00% 12/1/2050[14]	2,819	2,310
Fannie Mae Pool #FM5166 3.00% 12/1/2050[14]	1,827	1,476
Fannie Mae Pool #MA4237 2.00% 1/1/2051[14]	13,411	9,943
Fannie Mae Pool #CA8480 2.50% 1/1/2051[14]	68,756	53,920
Fannie Mae Pool #CA8601 2.50% 1/1/2051[14]	47,404	36,630
Fannie Mae Pool #CA8828 2.50% 2/1/2051[14]	42,194	32,919
Fannie Mae Pool #FM5778 2.50% 2/1/2051[14]	9,622	7,451
Fannie Mae Pool #CA9302 3.00% 2/1/2051[14]	40,470	33,328
Fannie Mae Pool #CA8969 3.00% 2/1/2051[14]	3,507	2,828
Fannie Mae Pool #CA8968 3.00% 2/1/2051[14]	722	583
Fannie Mae Pool #MA4282 2.50% 3/1/2051[14]	1,433	1,109
Fannie Mae Pool #CB0290 2.00% 4/1/2051[14]	1,768	1,310
Fannie Mae Pool #MA4306 2.50% 4/1/2051[14]	4,062	3,141
Fannie Mae Pool #CB0191 3.00% 4/1/2051[14]	12,244	9,891
Fannie Mae Pool #CB0193 3.00% 4/1/2051[14]	1,480	1,196
Fannie Mae Pool #MA4325 2.00% 5/1/2051[14]	186,993	138,210
Fannie Mae Pool #CB0449 2.00% 5/1/2051[14]	131,327	97,228
Fannie Mae Pool #BT1364 3.00% 5/1/2051[14]	1,777	1,435
Fannie Mae Pool #FM7909 3.00% 6/1/2051[14]	1,155	933
Fannie Mae Pool #FM7873 2.00% 7/1/2051[14]	12,161	9,004
Fannie Mae Pool #CB1304 3.00% 8/1/2051[14]	1,308	1,065
Fannie Mae Pool #FS4628 3.00% 10/1/2051[14]	2,523	2,038
Fannie Mae Pool #CB2099 3.00% 11/1/2051[14]	2,292	1,838
Fannie Mae Pool #CB2319 2.50% 12/1/2051[14]	4,614	3,586
Fannie Mae Pool #CB2375 2.50% 12/1/2051[14]	4,542	3,530
Fannie Mae Pool #CB2372 2.50% 12/1/2051[14]	2,235	1,735
Fannie Mae Pool #BT9483 2.50% 12/1/2051[14]	2,232	1,735
Fannie Mae Pool #BT9510 2.50% 12/1/2051[14]	1,764	1,375
Fannie Mae Pool #CB2286 2.50% 12/1/2051[14]	1,033	801
Fannie Mae Pool #BV3080 2.00% 2/1/2052[14]	56,650	41,873
Fannie Mae Pool #BV3076 2.00% 2/1/2052[14]	39,822	29,423
Fannie Mae Pool #CB2765 2.00% 2/1/2052[14]	30,028	22,297
Fannie Mae Pool #FS0647 3.00% 2/1/2052[14]	63,624	52,030
Fannie Mae Pool #FS1194 3.00% 2/1/2052[14]	12,391	10,169
Fannie Mae Pool #BV1089 4.00% 2/1/2052[14]	44	38
Fannie Mae Pool #CB3177 3.50% 3/1/2052[14]	51,968	43,381
Fannie Mae Pool #CB3417 3.50% 4/1/2052[14]	23,559	19,645
Fannie Mae Pool #FS2654 4.00% 8/1/2052[14]	3,464	2,998
Fannie Mae Pool #CB4548 4.00% 9/1/2052[14]	4,848	4,193
Fannie Mae Pool #BW9347 4.50% 9/1/2052[14]	34,348	30,724
Fannie Mae Pool #BW1192 4.50% 9/1/2052[14]	870	779
Fannie Mae Pool #FS5554 4.50% 11/1/2052[14]	3,936	3,521
Fannie Mae Pool #MA4842 5.50% 12/1/2052[14]	4,195	3,985
Fannie Mae Pool #FS4947 4.00% 1/1/2053[14]	766	663
The Income Fund of America — Page 38 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4919 5.50% 2/1/2053[14]	USD606	$576
Fannie Mae Pool #FS4563 5.00% 5/1/2053[14]	1,900	1,754
Fannie Mae Pool #MA5010 5.50% 5/1/2053[14]	103	98
Fannie Mae Pool #MA5039 5.50% 6/1/2053[14]	367	349
Fannie Mae Pool #CB6491 6.50% 6/1/2053[14]	2,954	2,946
Fannie Mae Pool #CB6490 6.50% 6/1/2053[14]	1,018	1,013
Fannie Mae Pool #CB6468 6.50% 6/1/2053[14]	733	731
Fannie Mae Pool #MA5071 5.00% 7/1/2053[14]	8,714	8,043
Fannie Mae Pool #MA5072 5.50% 7/1/2053[14]	1,374	1,304
Fannie Mae Pool #MA5135 4.00% 9/1/2053[14]	2,937	2,540
Fannie Mae Pool #CB7344 6.00% 10/1/2053[14]	93,382	90,974
Fannie Mae Pool #MA5191 6.00% 11/1/2053[14]	36,564	35,607
Fannie Mae Pool #BF0167 3.00% 2/1/2057[14]	825	663
Fannie Mae Pool #BF0145 3.50% 3/1/2057[14]	14,359	11,840
Fannie Mae Pool #BF0264 3.50% 5/1/2058[14]	12,276	10,122
Fannie Mae Pool #BF0332 3.00% 1/1/2059[14]	64,237	51,671
Fannie Mae Pool #BM6736 4.50% 11/1/2059[14]	21,069	18,979
Fannie Mae Pool #BF0497 3.00% 7/1/2060[14]	14,805	11,470
Fannie Mae Pool #BF0548 3.00% 7/1/2061[14]	5,454	4,297
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[8,14]	— [3]	— [3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[8,14]	— [3]	— [3]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[14]	146	146
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[14]	300	293
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[14]	78	78
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[14]	81	85
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[14]	95	94
Fannie Mae, Series 2002-W1, Class 2A, 4.711% 2/25/2042[8,14]	204	194
Freddie Mac Pool #J38387 3.00% 1/1/2033[14]	29	26
Freddie Mac Pool #G04805 4.50% 12/1/2035[14]	2,279	2,118
Freddie Mac Pool #K93766 3.00% 12/1/2036[14]	404	351
Freddie Mac Pool #K93772 3.00% 12/1/2036[14]	339	294
Freddie Mac Pool #G04553 6.50% 9/1/2038[14]	238	241
Freddie Mac Pool #G08353 4.50% 7/1/2039[14]	189	175
Freddie Mac Pool #A87892 5.00% 8/1/2039[14]	472	464
Freddie Mac Pool #A87873 5.00% 8/1/2039[14]	208	198
Freddie Mac Pool #G05937 4.50% 8/1/2040[14]	4,385	4,058
Freddie Mac Pool #RB5071 2.00% 9/1/2040[14]	32,055	25,561
Freddie Mac Pool #A96488 5.00% 1/1/2041[14]	14	13
Freddie Mac Pool #SC0149 2.00% 3/1/2041[14]	28,741	22,803
Freddie Mac Pool #Q01746 4.50% 7/1/2041[14]	141	131
Freddie Mac Pool #Q02676 4.50% 8/1/2041[14]	294	269
Freddie Mac Pool #Q02849 4.50% 8/1/2041[14]	222	204
Freddie Mac Pool #G07189 4.50% 3/1/2042[14]	412	381
Freddie Mac Pool #G07221 4.50% 6/1/2042[14]	738	683
Freddie Mac Pool #Q23190 4.00% 11/1/2043[14]	1,310	1,167
Freddie Mac Pool #Q23185 4.00% 11/1/2043[14]	1,019	908
Freddie Mac Pool #Z40130 3.00% 1/1/2046[14]	4,940	4,169
Freddie Mac Pool #G60559 4.00% 4/1/2046[14]	5,859	5,194
Freddie Mac Pool #Q41090 4.50% 6/1/2046[14]	545	500
Freddie Mac Pool #Q41909 4.50% 7/1/2046[14]	1,090	1,001
Freddie Mac Pool #V82662 4.00% 10/1/2046[14]	3,692	3,272
Freddie Mac Pool #Q44400 4.00% 11/1/2046[14]	3,699	3,278
Freddie Mac Pool #SD0470 4.00% 11/1/2047[14]	6,758	5,954
Freddie Mac Pool #G61733 3.00% 12/1/2047[14]	6,340	5,253
The Income Fund of America — Page 39 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[14]	USD6,339	$5,553
Freddie Mac Pool #G61628 3.50% 9/1/2048[14]	592	507
Freddie Mac Pool #SD0045 4.50% 11/1/2048[14]	16,640	15,187
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[14]	7	7
Freddie Mac Pool #Q63663 3.00% 5/1/2049[14]	4,780	3,905
Freddie Mac Pool #SD7503 3.50% 8/1/2049[14]	3,336	2,846
Freddie Mac Pool #SD7508 3.50% 10/1/2049[14]	13,518	11,504
Freddie Mac Pool #RA1744 4.00% 11/1/2049[14]	23,070	20,270
Freddie Mac Pool #QA5125 3.50% 12/1/2049[14]	18,482	15,707
Freddie Mac Pool #RA2596 2.50% 5/1/2050[14]	14,809	11,548
Freddie Mac Pool #RA3384 3.00% 8/1/2050[14]	679	548
Freddie Mac Pool #SI2077 2.00% 9/1/2050[14]	7,455	5,528
Freddie Mac Pool #RA3506 3.00% 9/1/2050[14]	3,064	2,475
Freddie Mac Pool #SD7525 2.50% 10/1/2050[14]	14,486	11,357
Freddie Mac Pool #SD8106 2.00% 11/1/2050[14]	51,595	38,243
Freddie Mac Pool #SD7528 2.00% 11/1/2050[14]	21,202	15,876
Freddie Mac Pool #RA3987 2.50% 11/1/2050[14]	10,594	8,202
Freddie Mac Pool #RA5287 2.00% 5/1/2051[14]	19,836	14,714
Freddie Mac Pool #RA5288 2.00% 5/1/2051[14]	11,084	8,222
Freddie Mac Pool #RA5267 3.00% 5/1/2051[14]	1,959	1,577
Freddie Mac Pool #SD7544 3.00% 7/1/2051[14]	5,383	4,391
Freddie Mac Pool #QC6749 3.00% 7/1/2051[14]	3,529	2,847
Freddie Mac Pool #QC4360 3.00% 7/1/2051[14]	2,937	2,361
Freddie Mac Pool #QC4415 3.00% 7/1/2051[14]	489	392
Freddie Mac Pool #QC3826 3.00% 7/1/2051[14]	135	108
Freddie Mac Pool #QC5996 3.00% 8/1/2051[14]	140	113
Freddie Mac Pool #SD7545 2.50% 9/1/2051[14]	3,961	3,091
Freddie Mac Pool #RA5782 2.50% 9/1/2051[14]	607	472
Freddie Mac Pool #RA5971 3.00% 9/1/2051[14]	26,642	21,676
Freddie Mac Pool #QC6456 3.00% 9/1/2051[14]	4,564	3,665
Freddie Mac Pool #RA5901 3.00% 9/1/2051[14]	2,025	1,635
Freddie Mac Pool #QC7504 3.00% 9/1/2051[14]	151	122
Freddie Mac Pool #SD2880 3.00% 10/1/2051[14]	5,024	4,056
Freddie Mac Pool #SD0734 3.00% 10/1/2051[14]	1,623	1,321
Freddie Mac Pool #RA6347 3.00% 11/1/2051[14]	2,192	1,771
Freddie Mac Pool #RA6483 2.50% 12/1/2051[14]	3,936	3,059
Freddie Mac Pool #SD7552 2.50% 1/1/2052[14]	13,302	10,297
Freddie Mac Pool #SD7551 3.00% 1/1/2052[14]	61,341	49,897
Freddie Mac Pool #SD0813 3.00% 1/1/2052[14]	3,580	2,912
Freddie Mac Pool #SD0803 3.00% 1/1/2052[14]	400	323
Freddie Mac Pool #QD7089 3.50% 2/1/2052[14]	6,340	5,310
Freddie Mac Pool #SD7553 3.00% 3/1/2052[14]	5,997	4,884
Freddie Mac Pool #SD7554 2.50% 4/1/2052[14]	28,578	22,293
Freddie Mac Pool #QD9278 3.50% 4/1/2052[14]	4,458	3,724
Freddie Mac Pool #SD8214 3.50% 5/1/2052[14]	11,861	9,890
Freddie Mac Pool #QE3580 3.50% 6/1/2052[14]	6,796	5,667
Freddie Mac Pool #SD1502 4.00% 7/1/2052[14]	5,594	4,842
Freddie Mac Pool #SD7556 3.00% 8/1/2052[14]	52,832	42,766
Freddie Mac Pool #QE8579 4.50% 8/1/2052[14]	228	204
Freddie Mac Pool #QF0212 4.50% 9/1/2052[14]	1,077	963
Freddie Mac Pool #QE9497 4.50% 9/1/2052[14]	260	233
Freddie Mac Pool #SD1608 4.50% 9/1/2052[14]	156	140
Freddie Mac Pool #RA7938 5.00% 9/1/2052[14]	2,836	2,625
Freddie Mac Pool #QF1236 4.50% 10/1/2052[14]	1,518	1,358
The Income Fund of America — Page 40 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2465 4.50% 10/1/2052[14]	USD102	$91
Freddie Mac Pool #SD8276 5.00% 12/1/2052[14]	14,719	13,590
Freddie Mac Pool #QF8644 6.00% 3/1/2053[14]	9,490	9,247
Freddie Mac Pool #SD2716 5.00% 4/1/2053[14]	3,080	2,843
Freddie Mac Pool #RA8647 4.50% 5/1/2053[14]	106	94
Freddie Mac Pool #SD8329 5.00% 6/1/2053[14]	994	918
Freddie Mac Pool #SD8331 5.50% 6/1/2053[14]	1,628	1,545
Freddie Mac Pool #QG5467 6.00% 6/1/2053[14]	18,534	18,056
Freddie Mac Pool #RA9294 6.50% 6/1/2053[14]	1,401	1,395
Freddie Mac Pool #RA9292 6.50% 6/1/2053[14]	1,200	1,196
Freddie Mac Pool #RA9289 6.50% 6/1/2053[14]	1,129	1,129
Freddie Mac Pool #RA9288 6.50% 6/1/2053[14]	1,085	1,086
Freddie Mac Pool #RA9287 6.50% 6/1/2053[14]	754	757
Freddie Mac Pool #RA9290 6.50% 6/1/2053[14]	584	582
Freddie Mac Pool #RA9291 6.50% 6/1/2053[14]	414	412
Freddie Mac Pool #RA9295 6.50% 6/1/2053[14]	305	306
Freddie Mac Pool #SD8341 5.00% 7/1/2053[14]	12,528	11,561
Freddie Mac Pool #SD8342 5.50% 7/1/2053[14]	6,152	5,840
Freddie Mac Pool #QG8629 6.00% 8/1/2053[14]	9,698	9,444
Freddie Mac Pool #QH0232 6.00% 9/1/2053[14]	78,345	76,439
Freddie Mac Pool #SD8373 6.00% 11/1/2053[14]	34,860	33,947
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[14]	318	311
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[14]	244	239
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[14]	129	125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,14]	2,064	1,851
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[14]	299	269
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,14]	2,096	1,887
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[14]	3,165	2,857
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,14]	3,133	2,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,14]	553	477
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[14]	453	378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[14]	960	908
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[14]	6,129	5,575
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[14]	4,469	3,987
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[14]	2,239	2,072
Government National Mortgage Assn. 2.00% 11/1/2053[14,15]	56,725	43,747
Government National Mortgage Assn. 2.50% 11/1/2053[14,15]	1,031	821
Government National Mortgage Assn. 3.00% 11/1/2053[14,15]	79,550	65,574
Government National Mortgage Assn. 4.00% 11/1/2053[14,15]	6,649	5,845
Government National Mortgage Assn. 4.50% 11/1/2053[14,15]	5,178	4,679
Government National Mortgage Assn. 6.00% 11/1/2053[14,15]	1,990	1,950
Government National Mortgage Assn. 5.50% 12/1/2053[14,15]	3,020	2,887
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[14]	315	290
The Income Fund of America — Page 41 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[14]	USD4,947	$4,378
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[14]	1,210	1,070
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[14]	3,755	3,359
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[14]	39,131	31,253
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[14]	24	21
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[14]	27,742	25,091
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[14]	4,708	3,349
Uniform Mortgage-Backed Security 2.00% 11/1/2053[14,15]	2,350	1,726
Uniform Mortgage-Backed Security 2.50% 11/1/2053[14,15]	106,218	81,497
Uniform Mortgage-Backed Security 3.00% 11/1/2053[14,15]	29,945	23,963
Uniform Mortgage-Backed Security 3.50% 11/1/2053[14,15]	26,122	21,754
Uniform Mortgage-Backed Security 4.00% 11/1/2053[14,15]	1,358	1,174
Uniform Mortgage-Backed Security 4.50% 11/1/2053[14,15]	14,894	13,300
Uniform Mortgage-Backed Security 5.00% 11/1/2053[14,15]	118,476	109,229
Uniform Mortgage-Backed Security 5.50% 11/1/2053[14,15]	25,432	24,123
Uniform Mortgage-Backed Security 6.00% 11/1/2053[14,15]	121,952	118,673
Uniform Mortgage-Backed Security 6.50% 11/1/2053[14,15]	64,657	64,268
Uniform Mortgage-Backed Security 2.00% 12/1/2053[14,15]	177,845	130,827
Uniform Mortgage-Backed Security 2.50% 12/1/2053[14,15]	352,043	270,550
Uniform Mortgage-Backed Security 3.00% 12/1/2053[14,15]	31,662	25,368
Uniform Mortgage-Backed Security 4.00% 12/1/2053[14,15]	111,410	96,317
Uniform Mortgage-Backed Security 4.50% 12/1/2053[14,15]	1,400	1,251
Uniform Mortgage-Backed Security 5.00% 12/1/2053[14,15]	18,438	16,993
Uniform Mortgage-Backed Security 5.50% 12/1/2053[14,15]	41,700	39,547
Uniform Mortgage-Backed Security 6.00% 12/1/2053[14,15]	66,200	64,399
Uniform Mortgage-Backed Security 6.50% 12/1/2053[14,15]	406,700	403,997
Uniform Mortgage-Backed Security 7.00% 12/1/2053[14,15]	5,000	5,048
Uniform Mortgage-Backed Security 7.00% 1/1/2054[14,15]	7,471	7,537
		4,045,213
Commercial mortgage-backed securities 0.24%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[14]	1,810	1,623
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[14]	240	211
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[14]	480	434
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[14]	301	271
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[8,14]	5,772	5,308
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[14]	2,403	1,995
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[14]	3,772	2,978
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[14]	5,996	5,364
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[14]	3,146	2,437
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,14]	1,844	1,684
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.038% 9/15/2034[7,8,14]	9,923	9,660
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.149% 9/15/2036[7,8,14]	7,624	7,395
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.399% 9/15/2036[7,8,14]	220	213
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.348% 10/15/2036[7,8,14]	11,621	11,260
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.746% 10/15/2036[7,8,14]	9,946	9,567
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.826% 4/15/2037[7,8,14]	8,519	8,396
The Income Fund of America — Page 42 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.119% 6/15/2038[7,8,14]	USD10,766	$10,557
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.319% 6/15/2038[7,8,14]	1,896	1,848
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.549% 6/15/2038[7,8,14]	1,711	1,660
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.299% 11/15/2038[7,8,14]	10,508	10,290
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.325% 2/15/2039[7,8,14]	9,667	9,441
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[7,8,14]	8,114	7,831
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[14]	1,440	1,344
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[14]	350	318
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[14]	550	541
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[8,14]	450	398
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[7,14]	6,864	6,732
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[7,14]	3,537	3,492
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[7,8,14]	2,720	2,682
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[14]	400	364
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.529% 7/15/2038[7,8,14]	4,275	4,230
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.829% 7/15/2038[7,8,14]	3,902	3,834
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.149% 7/15/2038[7,8,14]	4,076	3,995
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.699% 7/15/2038[7,8,14]	1,788	1,760
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[7,8,14]	2,632	2,511
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[14]	940	834
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[14]	240	214
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[14]	6,571	5,190
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[14]	7,735	7,677
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[14]	1,510	1,378
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[14]	560	499
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[7,14]	3,928	3,193
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[7,14]	1,735	1,309
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[7,8,14]	1,569	1,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[7,14]	4,858	3,735
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[8,14]	4,810	4,434
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[7,8,14]	1,988	1,967
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[7,14]	15,628	13,276
The Income Fund of America — Page 43 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.25% 4/15/2038[7,8,14]	USD5,872	$5,786
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[14]	4,811	4,718
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[14]	960	914
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[14]	2,795	2,622
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[8,14]	3,230	3,033
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[14]	580	534
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[14]	1,000	917
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[7,14]	5,645	4,294
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.18% 11/15/2038[7,8,14]	9,616	9,419
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.335% 1/15/2039[7,8,14]	19,555	19,019
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[14]	5,605	5,346
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[14]	185	167
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[14]	6,015	5,575
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[14]	2,405	2,009
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[14]	150	139
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[14]	480	443
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.124% 11/15/2027[7,8,14]	13,994	14,010
		266,281
Collateralized mortgage-backed obligations (privately originated) 0.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,14]	2,771	2,154
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[7,14]	344	313
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,14]	1,937	1,710
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,14]	1,132	1,067
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[7,9,14]	6,137	5,506
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,8,14]	863	851
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,14]	439	391
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,14]	2,574	2,090
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.071% 10/25/2041[7,8,14]	81	81
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[14]	1,684	908
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.119% 6/25/2047[8,14]	953	803
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[7,14]	10,639	9,638
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[14]	276	255
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[7,14]	5,565	5,514
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[7,14]	6,027	6,012
The Income Fund of America — Page 44 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[7,14]	USD1,855	$1,899
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[7,14]	2,096	1,956
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[7,8,14]	6,542	4,812
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[7,8,14]	6,099	4,487
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,14]	6,346	4,668
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[7,8,14]	2,751	2,024
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,14]	7,015	5,165
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.471% 9/25/2042[7,8,14]	1,692	1,706
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[7,14]	6,155	5,382
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[7,8,14]	1,226	902
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.437% 5/25/2036[8,14]	1,234	1,119
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,14]	553	450
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[7,8,14]	1,032	957
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.289% 11/25/2055[7,8,14]	6,060	6,024
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[7,8,14]	5,354	3,938
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[7,14]	2,731	2,468
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,14]	150	132
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.251% 5/25/2036[8,14]	1,062	640
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[7,14]	7,127	6,480
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,7]	10,004	8,849
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[7,9,14]	1,962	1,926
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[7,9,14]	7,631	7,565
VM Fund I, LLC 8.625% 1/15/2028[2,7]	16,924	16,670
		127,512
Total mortgage-backed obligations		4,439,006
U.S. Treasury bonds & notes 1.74% U.S. Treasury 1.62%
U.S. Treasury 3.25% 8/31/2024	22,124	21,722
U.S. Treasury 3.875% 3/31/2025	11,648	11,430
U.S. Treasury 4.625% 6/30/2025	3,070	3,044
U.S. Treasury 4.75% 7/31/2025	11,140	11,069
U.S. Treasury 5.00% 10/31/2025	11,068	11,056
U.S. Treasury 4.00% 2/15/2026	213,315	208,688
U.S. Treasury 3.625% 5/15/2026	7,041	6,820
U.S. Treasury 4.50% 7/15/2026	10,000	9,891
U.S. Treasury 4.375% 8/15/2026	72,520	71,483
U.S. Treasury 4.625% 9/15/2026	29,603	29,388
U.S. Treasury 4.75% 10/15/2026	16,068	15,947
U.S. Treasury 2.75% 4/30/2027	838	781
U.S. Treasury 3.625% 3/31/2028	72	69
U.S. Treasury 3.625% 5/31/2028[16]	321,617	305,887
U.S. Treasury 4.125% 7/31/2028	5,000	4,851
U.S. Treasury 4.875% 10/31/2028	130,311	130,591
U.S. Treasury 4.00% 2/28/2030	153,328	145,650
The Income Fund of America — Page 45 of 60

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 7/31/2030	USD11,986	$11,358
U.S. Treasury 4.875% 10/31/2030	37,810	37,742
U.S. Treasury 1.625% 5/15/2031	5,031	4,007
U.S. Treasury 4.125% 11/15/2032	2,070	1,950
U.S. Treasury 3.375% 5/15/2033	29,742	26,303
U.S. Treasury 3.875% 8/15/2033	180,593	166,215
U.S. Treasury 1.375% 11/15/2040[16]	74,317	41,917
U.S. Treasury 1.75% 8/15/2041	17,045	10,125
U.S. Treasury 2.00% 11/15/2041	11,924	7,387
U.S. Treasury 2.375% 2/15/2042[16]	47,717	31,521
U.S. Treasury 3.875% 5/15/2043	9,113	7,571
U.S. Treasury 4.375% 8/15/2043	58,664	52,309
U.S. Treasury 2.875% 11/15/2046	27,970	19,025
U.S. Treasury 2.875% 5/15/2049	25,000	16,772
U.S. Treasury 4.00% 11/15/2052	9,612	8,039
U.S. Treasury 3.625% 2/15/2053[16]	47,365	36,920
U.S. Treasury 3.625% 5/15/2053[16]	86,064	67,132
U.S. Treasury 4.125% 8/15/2053[16]	291,000	249,016
		1,783,676
U.S. Treasury inflation-protected securities 0.12%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[17]	45,363	43,702
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[17]	47,702	45,714
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[17]	6,389	6,064
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[17]	33,703	31,340
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[17]	5,100	4,515
		131,335
Total U.S. Treasury bonds & notes		1,915,011
Asset-backed obligations 1.26%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[7,14]	608	589
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.378% 7/25/2036[7,8,14]	11,606	11,636
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.605% 1/15/2030[7,8,14]	5,016	5,004
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.605% 10/16/2030[7,8,14]	6,026	5,987
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[7,14]	268	266
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[7,14]	1,201	1,163
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[7,14]	2,417	2,393
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[7,14]	2,531	2,411
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[14]	27,949	27,064
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[14]	6,759	6,744
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[14]	3,042	2,905
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[14]	3,382	3,120
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[14]	7,972	7,234
The Income Fund of America — Page 46 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.597% 1/22/2028[7,8,14]	USD4,802	$4,787
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[7,14]	7,833	7,801
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[7,14]	3,125	2,983
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[7,14]	8,500	7,722
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[7,14]	25,617	23,361
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[7,14]	1,453	1,346
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[7,14]	4,605	4,313
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[7,14]	29,959	26,470
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[7,14]	1,699	1,488
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[7,14]	551	478
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[7,14]	5,000	4,342
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[7,14]	10,793	10,641
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[7,14]	22,141	21,555
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[14]	14,798	14,620
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[7,8,14]	15,604	15,574
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[7,14]	621	580
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[7,14]	7,458	6,308
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[7,14]	1,172	970
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[14]	313	290
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[14]	307	284
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[14]	402	382
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[14]	1,948	1,798
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[7,14]	11,609	9,803
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[7,14]	7,100	5,808
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[7,14]	13,880	10,839
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[7,14]	1,610	1,463
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.619% 7/27/2030[7,8,14]	11,083	11,042
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[7,14]	23,958	21,751
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[7,14]	5,829	4,867
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[7,14]	5,327	4,711
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[7,14]	567	446
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[7,14]	15,080	13,220
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[7,14]	2,847	2,451
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[7,14]	23,129	22,461
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[7,14]	19,138	18,361
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.073% 4/22/2026[8,14]	9,919	9,926
The Income Fund of America — Page 47 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[7,14]	USD3,156	$2,730
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[7,14]	1,324	1,143
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[7,14]	8,240	7,151
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[7,14]	14,985	12,770
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[7,14]	582	488
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[7,14]	786	764
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[7,14]	3,687	3,666
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.589% 1/15/2037[8,14]	240	214
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.599% 2/15/2037[8,14]	411	379
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[14]	2,344	2,319
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[14]	6,079	5,774
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[7,14]	449	449
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[7,14]	825	813
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[7,14]	712	700
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[7,14]	7,077	7,071
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[7,14]	671	631
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[7,14]	1,738	1,704
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[7,14]	1,247	1,170
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[7,14]	6,403	6,388
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.635% 4/15/2028[7,8,14]	13,129	13,109
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[7,14]	1,436	1,233
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[7,14]	7,067	6,896
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[7,14]	3,349	3,212
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[7,14]	8,487	8,325
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[7,14]	10,803	10,746
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[7,14]	1,126	1,122
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[7,14]	1,643	1,630
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[14]	624	624
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[7,14]	687	675
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[14]	2,927	2,879
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[14]	1,323	1,301
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[14]	8,065	7,506
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[14]	1,013	1,005
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[14]	3,484	3,404
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[14]	1,839	1,797
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[7,14]	1,014	1,014
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[7,14]	10,007	9,076
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[7,14]	4,215	3,943
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[7,14]	4,163	4,160
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[7,14]	733	721
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[7,14]	371	361
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[7,14]	5,634	5,606
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[7,14]	3,650	3,527
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[7,14]	15,214	14,449
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[7,14]	13,385	13,081
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[7,14]	3,440	2,998
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[7,14]	1,439	1,213
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[7,14]	109	88
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,14]	7,988	7,139
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[7,14]	14,559	12,966
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[7,14]	24,003	20,638
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[7,14]	20,726	17,979
The Income Fund of America — Page 48 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[7,14]	USD1,945	$1,650
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[7,14]	905	895
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[7,14]	818	798
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[14]	3,244	3,217
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.727% 1/18/2031[7,8,14]	4,801	4,796
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,7,14]	10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[7,14]	22,756	21,697
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[7,14]	3,534	3,365
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[7,14]	1,744	1,660
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[7,14]	7,673	7,213
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[7,14]	15,340	14,722
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[7,14]	1,008	1,000
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[7,14]	18,858	16,527
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[7,14]	3,369	2,955
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[7,14]	1,850	1,606
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[7,14]	8,300	7,252
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[7,14]	3,583	3,117
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[7,14]	7,264	6,681
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[7,14]	2,688	2,453
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[7,14]	9,677	9,563
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[14]	2,536	2,526
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[14]	12,228	12,202
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[14]	2,567	2,531
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[7,14]	1,183	1,172
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[7,8,14]	21,191	21,125
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[7,8,14]	3,305	3,301
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[7,14]	13,019	12,888
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[7,14]	6,950	6,885
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[7,14]	7,086	6,004
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[7,14]	9,584	8,064
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[7,14]	17,211	14,745
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[7,14]	14,059	12,364
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[7,14]	7,807	6,888
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[7,14]	13,644	12,105
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[7,14]	64,437	55,200
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[7,8,14]	6,281	6,240
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.777% 7/20/2031[7,8,14]	5,395	5,382
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[7,8,14]	517	515
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.455% 10/15/2029[7,8,14]	13,204	13,142
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 7.055% 10/15/2029[7,8,14]	8,409	8,270
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[7,14]	4,091	3,970
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[7,14]	431	416
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[7,14]	13,351	13,119
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[7,14]	7,749	7,634
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[14]	4,926	4,307
The Income Fund of America — Page 49 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.866% 1/20/2031[7,8,14]	USD17,422	$17,446
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[7,14]	1,508	1,500
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.595% 10/15/2030[7,8,14]	16,237	16,166
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[14]	2,434	2,428
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[14]	1,473	1,472
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[14]	2,120	2,105
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[14]	6,848	6,804
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[14]	3,101	3,040
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[14]	6,377	6,376
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[14]	2,542	2,491
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[14]	4,938	4,690
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[14]	2,883	2,842
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[14]	3,708	3,494
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[14]	2,374	2,300
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[14]	9,527	9,442
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[7,14]	8,246	8,136
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[7,14]	1,034	1,007
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[7,14]	1,637	1,586
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[7,14]	7,686	6,552
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[7,14]	1,415	1,190
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[7,14]	9,399	7,974
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[7,14]	14,419	13,196
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[7,14]	6,582	5,604
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[7,14]	4,679	4,241
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[7,14]	4,521	4,031
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.566% 10/20/2031[7,8,14]	12,186	12,213
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.466% 10/20/2031[7,8,14]	5,706	5,722
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[7,14]	3,849	3,527
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[14]	6,264	6,226
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[7,14]	4,158	3,655
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[7,14]	5,968	5,426
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[7,14]	5,998	5,259
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[7,14]	11,782	9,929
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[7,14]	507	422
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[7,14]	15,532	13,245
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[7,14]	6,607	5,729
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[7,14]	5,224	4,301
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[7,14]	188	153
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[7,14]	18,828	17,521
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[14]	9,606	9,492
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[14]	3,718	3,629
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[7,14]	7,671	7,628
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[7,14]	22,946	19,624
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[7,14]	12,046	10,051
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[7,14]	477	392
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[14]	19,090	18,825
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[9,14]	17,018	16,587
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[7,14]	20,266	19,597
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[7,14]	5,058	5,050
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[7,14]	735	732
The Income Fund of America — Page 50 of 60

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[7,14]	USD6,549	$6,373
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[7,14]	3,467	3,456
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[7,14]	1,778	1,770
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[7,14]	6,654	6,470
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[7,14]	9,951	9,937
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[7,14]	4,413	4,142
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[7,14]	8,177	8,142
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[7,14]	2,924	2,773
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[7,14]	1,754	1,737
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[7,14]	5,588	5,537
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[7,14]	3,579	3,517
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[7,14]	1,993	1,948
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[14]	17,652	17,332
		1,389,219
Municipals 0.30% California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	2,170	1,979
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	3,010	2,669
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	785	599
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,855	1,247
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	3,495	3,084
		9,578
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	400	296
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	525	358
		654
Illinois 0.24%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	26,464
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	111
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	47,087
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	9,884
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	20,734
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	110
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	100	100
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	650	660
The Income Fund of America — Page 51 of 60

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	USD800	$812
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	300	301
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	550	553
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	217
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	200	201
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	98
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	350	352
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	350	352
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	200	201
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	95
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	125
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	343
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	169
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	350	232
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	3,230	3,146
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	155,890	144,583
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,484	3,450
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	4,154	4,116
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	300	305
		264,801
New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	4,635	4,211
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	7,675	6,597
		10,808
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	27,540	22,617
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,630	19,778
Total municipals		328,236
The Income Fund of America — Page 52 of 60

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.10%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 4/16/2025[7]	USD7,800	$7,454
Abu Dhabi (Emirate of) 3.125% 4/16/2030[7]	7,800	6,871
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	1,700	1,328
Abu Dhabi (Emirate of) 3.875% 4/16/2050[7]	5,350	3,796
Colombia (Republic of) 7.50% 2/2/2034	8,970	8,416
European Investment Bank 0.75% 10/26/2026	9,910	8,771
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[7]	1,510	1,193
Morocco (Kingdom of) 3.00% 12/15/2032[7]	6,000	4,492
Morocco (Kingdom of) 4.00% 12/15/2050[7]	6,000	3,578
OMERS Finance Trust 3.50% 4/19/2032[7]	7,941	6,785
OMERS Finance Trust 4.00% 4/19/2052[7]	7,941	5,503
Panama (Republic of) 3.298% 1/19/2033	7,940	5,899
Panama (Republic of) 4.50% 1/19/2063	2,065	1,229
Peru (Republic of) 1.862% 12/1/2032	8,550	6,038
Peru (Republic of) 2.78% 12/1/2060	12,800	6,491
Swedish Export Credit Corp. 3.625% 9/3/2024	11,420	11,222
United Mexican States 2.659% 5/24/2031	9,162	7,160
United Mexican States 4.875% 5/19/2033	3,900	3,427
United Mexican States 6.338% 5/4/2053	1,125	986
United Mexican States 3.771% 5/24/2061	5,180	2,939
		103,578
Total bonds, notes & other debt instruments (cost: $29,435,105,000)		26,570,632
Short-term securities 6.92% Money market investments 6.91%	Shares
Capital Group Central Cash Fund 5.45%[4,18]	76,137,937	7,613,794
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.45%[4,18,19]	32,097	3,209
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.24%[18,19]	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.25%[18,19]	1,000,000	1,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[18,19]	1,000,000	1,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[18,19]	817,808	818
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.25%[18,19]	800,000	800
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.24%[18,19]	700,000	700
Fidelity Investments Money Market Government Portfolio, Class I 5.24%[18,19]	300,000	300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.31%[18,19]	300,000	300
		9,127
Total short-term securities (cost: $7,621,730,000)		7,622,921
Total investment securities 101.03% (cost: $96,931,842,000)		111,228,593
Other assets less liabilities (1.03)%		(1,134,781)
Net assets 100.00%		$110,093,812
The Income Fund of America — Page 53 of 60

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2023 (000)
3 Month SOFR Futures	Short	18,420	3/20/2024	USD(4,354,488)	$5,233
2 Year U.S. Treasury Note Futures	Long	24,323	1/4/2024	4,923,507	5,854
5 Year U.S. Treasury Note Futures	Long	19,691	1/4/2024	2,057,248	(14,019)
10 Year French Government Bond Futures	Long	1,403	12/11/2023	183,026	678
10 Year Euro-Bund Futures	Short	1,377	12/11/2023	(187,939)	(689)
10 Year U.S. Treasury Note Futures	Long	367	12/29/2023	38,965	(711)
10 Year Ultra U.S. Treasury Note Futures	Short	4,852	12/29/2023	(528,034)	21,373
20 Year U.S. Treasury Bond Futures	Short	1,017	12/29/2023	(111,298)	10,691
30 Year Ultra U.S. Treasury Bond Futures	Long	2,099	12/29/2023	236,269	(20,805)
					$7,605
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.1645%	Annual	SOFR	Annual	1/24/2025	USD7,898	$(107)	$—	$(107)
SOFR	Annual	3.2015%	Annual	1/19/2033	8,814	862	—	862
SOFR	Annual	3.1205%	Annual	1/20/2033	105,350	10,948	—	10,948
SOFR	Annual	3.16653%	Annual	1/24/2033	108,884	10,952	—	10,952
SOFR	Annual	3.18606%	Annual	1/24/2033	100,671	9,978	—	9,978
						$32,633	$—	$32,633
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 10/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD82,865	$(755)	$(1,159)	$404
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[20] (000)	Value at 10/31/2023[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.41	12/20/2028	USD222,590	$(1,483)	$(1,904)	$421
The Income Fund of America — Page 54 of 60

unaudited
Investments in affiliates4

	Value at 8/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend or interest income (000)
Common stocks 0.94%
Consumer staples 0.01%
Viva Wine Group AB1	$12,846	$—	$—	$—	$48	$12,894	$—
Health care 0.05%
Rotech Healthcare, Inc.[2,5,6]	57,033	—	—	—	—	57,033	—
Information technology 0.08%
Diebold Nixdorf, Inc.[5,7]	—	223,009	—	—	(142,493)	80,516	—
Industrials 0.00%
ManpowerGroup, Inc.[22]	214,777	—	42,136	(6,672)	(14,985)	—	—
Consumer discretionary 0.16%
Domino’s Pizza Group PLC	136,743	—	—	—	(8,555)	128,188	1,288
Puuilo OYJ	45,040	—	—	—	1,100	46,140	991
						174,328
Utilities 0.61%
Brookfield Infrastructure Partners, LP	1,060,561	—	—	—	(386,308)	674,253	11,240
Materials 0.03%
Venator Materials PLC[2,5]	—	112,358	—	—	(80,277)	32,081	—
Total common stocks						1,031,105
Bonds, notes & other debt instruments 0.15%
Information technology 0.15%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,8,10,12]	17,829	—	60,010	—	42,953	772	—
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[7,8,10]	—	166,141	—	—	3,696	169,837	1,828
						170,609
Short-term securities 6.91%
Money market investments 6.91%
Capital Group Central Cash Fund 5.45%[18]	8,560,020	2,549,484	3,496,620	454	456	7,613,794	104,109
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.45%[18,19]	36,660		33,451 [23]			3,209	— [24]
Total short-term securities						7,617,003
Total 8.00%				$(6,218)	$(584,365)	$8,818,717	$119,456
The Income Fund of America — Page 55 of 60

unaudited
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,4,5]	11/26/2014	$19,660	$57,033	.05%
Ascent Resources - Utica, LLC, Class A2	4/25/2016-11/15/2016	56,848	37,473.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[8,10]	9/13/2023	33,063	33,727.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[8,10]	9/13/2023	587	648	.00 [25]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,9]	6/23/2023	11,097	10,558.01
Total		$121,255	$139,439	.13%

[1]	All or a portion of this security was on loan. The total value of all such securities was $8,836,000, which represented .01% of the net assets of the fund.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Security did not produce income during the last 12 months.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $139,439,000, which represented .13% of the net assets of the fund.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,963,508,000, which represented 9.96% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Step bond; coupon rate may change at a later date.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $461,947,000, which represented .42% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $98,646,000, which represented .09% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 10/31/2023.
[19]	Security purchased with cash collateral from securities on loan.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2023. Refer to the investment portfolio for the security value at 10/31/2023.
[23]	Represents net activity.
[24]	Dividend income is included with securities lending income and is not shown in this table.
[25]	Amount less than .01%.
The Income Fund of America — Page 56 of 60

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $11,024,305,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,119,260,000 and $537,100,000, respectively.
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unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of October 31, 2023 (dollars in thousands):
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unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,616,056	$2,186,800	$— *	$11,802,856
Consumer staples	9,587,017	1,583,013	—	11,170,030
Health care	7,817,438	3,288,080	57,033	11,162,551
Energy	6,613,504	1,016,938	44,691	7,675,133
Information technology	5,554,402	1,452,210	—	7,006,612
Industrials	4,187,235	2,779,819	—	6,967,054
Real estate	4,901,223	116,536	—	5,017,759
Consumer discretionary	3,437,864	1,307,360	14,318	4,759,542
Utilities	3,577,788	706,244	—	4,284,032
Communication services	2,076,737	1,733,406	—	3,810,143
Materials	1,945,497	1,141,192	32,081	3,118,770
Preferred securities	174,666	928	2,746	178,340
Rights & warrants	—	716	— *	716
Convertible stocks	62,872	—	—	62,872
Convertible bonds & notes	—	18,630	—	18,630
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	18,338,627	56,955	18,395,582
Mortgage-backed obligations	—	4,413,487	25,519	4,439,006
U.S. Treasury bonds & notes	—	1,915,011	—	1,915,011
Asset-backed obligations	—	1,378,849	10,370	1,389,219
Municipals	—	328,236	—	328,236
Bonds & notes of governments & government agencies outside the U.S.	—	103,578	—	103,578
Short-term securities	7,622,921	—	—	7,622,921
Total	$67,175,220	$43,809,660	$243,713	$111,228,593

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,829	$—	$—	$43,829
Unrealized appreciation on centrally cleared interest rate swaps	—	32,740	—	32,740
Unrealized appreciation on centrally cleared credit default swaps	—	825	—	825
Liabilities:
Unrealized depreciation on futures contracts	(36,224)	—	—	(36,224)
Unrealized depreciation on centrally cleared interest rate swaps	—	(107)	—	(107)
Total	$7,605	$33,458	$—	$41,063
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-006-1223O-S96430
The Income Fund of America — Page 60 of 60